UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07883
ICON Funds

(Exact name of registrant as specified in charter)
5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)
Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2009
Date of reporting period: December 31, 2008
Item 1. Schedule of Investments.

ICON CONSUMER DISCRETIONARY FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (96.1%)
43,800	Abercrombie & Fitch Co. — Class A(b)	$1,010,466
33,600	Advance Auto Parts, Inc.	1,130,640
38,700	America’s Car-Mart, Inc.(a)	534,447
22,200	AutoZone, Inc.(a)	3,096,234
20,100	Bed Bath & Beyond, Inc.(a)(b)	510,942
6,900	Capella Education Co.(a)	405,444
109,000	Centex Corp.	1,159,760
119,100	Christopher & Banks Corp.	666,960
76,000	Collective Brands, Inc.(a)	890,720
25,000	Corinthian Colleges, Inc.(a)	409,250
9,600	Deckers Outdoor Corp.(a)	766,752
14,600	DeVry, Inc.	838,186
81,500	Fred’s, Inc. — Class A	876,940
55,400	Gentex Corp.	489,182
47,500	Group 1 Automotive, Inc.	511,575
73,200	H&R Block, Inc.	1,663,104
67,500	Helen of Troy, Ltd.(a)	1,171,800
14,200	Hibbett Sports, Inc.(a)	223,082
116,800	Hot Topic, Inc.(a)(b)	1,082,736
6,200	ITT Educational Services, Inc.(a)(b)	588,876
58,600	J.C. Penney Co., Inc.	1,154,420
68,800	Jarden Corp.(a)(b)	791,200
33,900	Johnson Controls, Inc.	615,624
56,700	Jos. A. Bank Clothiers, Inc.(a)(b)	1,482,705
103,800	KB Home(b)	1,413,756
33,900	Kohl’s Corp.(a)	1,227,180
59,100	Leggett & Platt, Inc.(b)	897,729
126,300	Lennar Corp. — Class A	1,095,021
106,900	Lowe’s Cos., Inc.(b)	2,300,488
23,020	Nike, Inc. — Class B(b)	1,174,020
64,700	Nordstrom, Inc.(b)	861,157
44,500	O’Reilly Automotive, Inc.(a)(b)	1,367,930
25,100	Penske Automotive Group, Inc.(b)	192,768
23,500	Polo Ralph Lauren Corp.	1,067,135
61,400	RadioShack Corp.	733,116
23,600	Ross Stores, Inc.	701,628
19,400	Snap-on, Inc.	763,972
82,800	Stage Stores, Inc.	683,100
98,450	Staples, Inc.(b)	1,764,224
32,900	Steven Madden, Ltd.(a)	701,428
65,600	Target Corp.(b)	2,265,168
124,900	The Home Depot, Inc.(b)	2,875,198
65,400	The Ryland Group, Inc.(b)	1,155,618
30,900	TJX Cos., Inc.(b)	635,613
70,500	Toll Brothers, Inc.(a)	1,510,815
27,200	V.F. Corp.	1,489,744

Total Common Stocks (Cost $52,818,773)		48,947,853
Short-Term Investments (2.3%)
$1,183,841	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09#	1,183,841

Total Short-Term Investments (Cost $1,183,841)		1,183,841
Other Securities (30.7%)
15,633,393	Invesco Aim Liquid Assets Portfolio, 1.55%	15,633,393

Total Other Securities (Cost $15,633,393)		15,633,393
Total Investments 129.1% (Cost $69,636,007)		65,765,087
Liabilities Less Other Assets (29.1)%		(14,829,793)

Net Assets 100.0%		$50,935,294

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.
Schedule of Investments

ICON ENERGY FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (96.1%)
149,800	Alliance Resource Partners LP(b)	$4,026,624
82,400	Apache Corp.(b)	6,141,272
178,900	Arch Coal, Inc.	2,914,281
81,900	BP PLC — ADR	3,828,006
90,700	BP Prudhoe Bay Royalty Trust(b)	6,651,938
772,700	Chevron Corp.(b)	57,156,619
75,200	China Petroleum and Chemical Corp. - ADR(b)	4,646,608
671,800	ConocoPhillips(b)	34,799,240
130,000	CONSOL Energy, Inc.	3,715,400
388,300	Continental Airlines, Inc. — Class B(a)	7,012,698
783,400	Delta Air Lines, Inc.(a)	8,977,764
107,600	Devon Energy Corp.	7,070,396
171,600	Energy Transfer Partners LP	5,836,116
949,100	Exxon Mobil Corp.	75,766,653
165,000	Frontier Oil Corp.	2,083,950
309,700	Halliburton Co.	5,630,346
139,600	Holly Corp.	2,544,908
131,100	IHS, Inc. Class A(a)	4,905,762
262,600	Marathon Oil Corp.	7,184,736
79,800	Noble Energy, Inc.	3,927,756
378,000	Nordic American Tanker Shipping, Ltd.(b)	12,757,500
286,900	Occidental Petroleum Corp.	17,211,131
124,800	Oceaneering International, Inc.(a)	3,636,672
93,700	Overseas Shipholding Group, Inc.	3,945,707
180,700	Peabody Energy Corp.	4,110,925
157,700	Petro-Canada — ADR	3,452,053
41,100	PetroChina Co., Ltd. — ADR	3,657,078
216,600	Pride International, Inc.(a)	3,461,268
137,900	San Juan Basin Royalty Trust	4,270,763
545,000	SkyWest, Inc.	10,137,000
226,200	Southwestern Energy Co.(a)	6,553,014
159,100	Sunoco, Inc.(b)	6,914,486
285,900	Tesoro Corp.	3,765,303
148,600	Tidewater, Inc.(b)	5,984,122
229,800	Valero Energy Corp.	4,972,872
129,300	Walter Industries, Inc.(b)	2,264,043
109,100	World Fuel Services Corp.(b)	4,036,700
258,700	Yanzhou Coal Mining Co., Ltd. — ADR	1,945,424

Total Common Stocks (Cost $388,195,682)		357,897,134
Short-Term Investments (4.8%)
$17,933,914	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09#	17,933,914

Total Short-Term Investments (Cost $17,933,914)		17,933,914
Other Securities (15.0%)
55,995,279	Invesco Aim Liquid Assets Portfolio, 1.55%	55,995,279

Total Other Securities (Cost $55,995,279)		55,995,279
Total Investments 115.9% (Cost $462,124,875)		431,826,327
Liabilities Less Other Assets (15.9)%		(59,252,776)

Net Assets 100.0%		$372,573,551

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

ADR	American Depositary Receipt

LP	Limited Partnership
Schedule of Investments

ICON FINANCIAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (97.7%)
26,100	ACE, Ltd.	$1,381,212
157,200	AEGON N.V.	951,060
44,600	Aflac, Inc.	2,044,464
43,100	American Financial Group, Inc.	986,128
59,500	Annaly Capital Management, Inc. — REIT	944,265
145,200	Anworth Mortgage Asset Corp. — REIT	933,636
55,000	Astoria Financial Corp.	906,400
16,100	Automatic Data Processing, Inc.	633,374
219,700	Bank of America Corp.	3,093,376
92,900	Bank of New York Mellon Corp.	2,631,857
27,200	BB&T Corp.	746,912
41,000	Capital One Financial Corp.	1,307,490
25,100	Cash America International, Inc.	686,485
306,500	Citigroup, Inc.	2,056,615
45,900	Delphi Financial Group, Inc. — Class A	846,396
93,900	Discover Financial Services	894,867
79,700	Duke Realty Corp.	873,512
21,800	Entertainment Properties Trust	649,640
106,200	EZCORP, Inc. — Class A(a)	1,615,302
10,700	Fiserv, Inc.(a)	389,159
33,900	HCC Insurance Holdings, Inc.	906,825
107,300	Huntington Bancshares, Inc.	821,918
17,400	InterContinental Exchange, Inc.(a)	1,434,456
217,900	JPMorgan Chase & Co.	6,870,387
47,500	KeyCorp	404,700
48,700	Kimco Realty Corp.	890,236
29,500	Liberty Property Trust	673,485
34,800	Loews Corp.	983,100
20,100	Mack-Cali Realty Corp.	492,450
77,900	MetLife, Inc.	2,715,594
151,500	MFA Financial, Inc.	892,335
50,400	Morgan Stanley	808,416
42,800	Nasdaq Stock Market, Inc.(a)	1,057,588
58,100	National Retail Properties, Inc.	998,739
10,800	PartnerRe, Ltd.	769,716
50,700	Portfolio Recovery Associates, Inc.(a)	1,715,688
27,600	Prudential Financial, Inc.	835,176
318,000	Radian Group, Inc.	1,170,240
31,800	Raymond James Financial, Inc.	544,734
20,000	Realty Income Corp.	463,000
16,000	RenaissanceRe Holdings, Ltd.	824,960
53,100	StanCorp Financial Group, Inc.	2,217,987
48,900	Sterling Bancorp	686,067
77,600	TD Ameritrade Holding Corp.(a)	1,105,800
50,700	The Charles Schwab Corp.	819,819
39,100	The Hanover Insurance Group, Inc.	1,680,127
26,000	The Macerich Co.	472,160
79,500	Tower Group, Inc.	2,242,695
47,400	Travelers Cos., Inc.	2,142,480
117,700	U.S. Bancorp	2,943,677
293,400	UCBH Holdings, Inc.	2,018,592
25,600	W. R. Berkley Corp.	793,600
71,200	Washington Federal, Inc.	1,065,152
233,500	Wells Fargo & Co.	6,883,580
25,800	World Acceptance Corp.(a)	509,808
43,900	Zenith National Insurance Corp.	1,385,923

Total Common Stocks (Cost $85,065,334)		77,813,360
Short-Term Investments (1.2%)
$989,133	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09#	989,133

Total Short-Term Investments (Cost $989,133)		989,133
Total Investments 98.9% (Cost $86,054,467)		78,802,493
Other Assets Less Liabilities 1.1%		862,504

Net Assets 100.0%		$79,664,997

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

REIT	Real Estate Investment Trust
Schedule of Investments

ICON HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (96.5%)
148,500	Abbott Laboratories	$7,925,445
35,000	Aflac, Inc. (b)	1,604,400
67,300	Allergan, Inc.	2,713,536
83,600	Allscripts-Misys Healthcare Solution, Inc.	829,312
25,434	Amedisys, Inc.(a) (b)	1,051,442
77,500	AMERIGROUP Corp.(a) (b)	2,287,800
33,700	Amerisource-Bergen Corp.	1,201,742
59,600	Amgen, Inc.(a)(b)	3,441,900
25,300	Baxter International, Inc.	1,355,827
25,600	Bayer AG — ADR	1,520,640
25,000	Becton, Dickinson & Co.	1,709,750
275,900	Bristol-Myers Squibb Co.	6,414,675
30,000	C.R. Bard, Inc.(b)	2,527,800
85,000	Celgene Corp.(a)	4,698,800
40,000	Cephalon, Inc.(a)(b)	3,081,600
35,300	Cerner Corp.(a)(b)	1,357,285
44,900	Community Health Systems, Inc.(a)	654,642
100,000	Cubist Pharmaceuticals, Inc.(a)(b)	2,416,000
162,500	Eli Lilly and Co.	6,543,875
98,300	Endo Pharmaceuticals Holdings, Inc.(a)(b)	2,544,004
45,000	Express Scripts, Inc.(a)	2,474,100
90,000	Genzyme Corp.(a)	5,973,300
353,600	Health Management Associates, Inc. Class A(a)(b)	632,944
45,000	Humana, Inc.(a)	1,677,600
60,200	Inverness Medical Innovations, Inc.(a)	1,138,382
98,000	Johnson & Johnson, Inc.	5,863,340
57,300	Kindred Healthcare, Inc.(a)	746,046
45,000	Laboratory Corp. of America Holdings(a)(b)	2,898,450
50,000	McKesson Corp.	1,936,500
85,000	Medco Health Solutions, Inc.(a)(b)	3,562,350
118,500	Medical Action Industries, Inc.(a)	1,185,000
45,400	Medtronic, Inc.	1,426,468
298,500	Merck & Co., Inc.(b)	9,074,400
39,200	Molina Heathcare, Inc.(a)(b)	690,312
170,700	Mylan Laboratories, Inc.(a)(b)	1,688,223
120,600	Omnicell, Inc.(a)	1,472,526
174,100	Par Pharmaceutical Cos., Inc.(a)	2,334,681
697,300	Pfizer, Inc.	12,349,183
45,000	Pharmaceutical Product Development, Inc.	1,305,450
77,900	PSS World Medical, Inc.(a)(b)	1,466,078
90,300	Sanofi-Aventis — ADR	2,904,048
133,000	Schering-Plough Corp.	2,264,990
98,200	Sepracor, Inc.(a)(b)	1,078,236
45,000	St. Jude Medical, Inc.(a)	1,483,200
47,000	Synovis Life Technologies, Inc.(a)	880,780
50,000	Teva Pharmaceutical Industries, Ltd. - ADR(b)	2,128,500
120,700	The Medicines Co.(a)(b)	1,777,911
53,000	Thoratec Corp.(a)	1,721,970
132,800	UnitedHealth Group, Inc.	3,532,480
40,000	VCA Antech, Inc.(a)(b)	795,200
133,000	Watson Pharmaceutical, Inc.(a)(b)	3,533,810
41,000	WellPoint, Inc.(a)	1,727,330
43,900	Wyeth	1,646,689

Total Common Stocks (Cost $143,425,400)		141,250,952
Short-Term Investments (2.9%)
$4,292,516	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09#	4,292,516

Total Short-Term Investments (Cost $4,292,516)		4,292,516
Other Securities (23.1%)
33,889,617	Invesco Aim Liquid Assets Portfolio, 1.55%	33,889,617

Total Other Securities (Cost $33,889,617)		33,889,617
Total Investments 122.5% (Cost $181,607,533)		179,433,085
Liabilities Less Other Assets (22.5)%		(32,987,240)

Net Assets 100.0%		$146,445,845

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON INDUSTRIALS FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (98.3%)
25,000	3M Co.	$1,438,500
25,000	Acuity Brands, Inc.(b)	872,750
10,200	Ameron International Corp.	641,784
30,000	AMETEK, Inc.	906,300
69,800	Apogee Enterprises, Inc.	723,128
25,800	Arkansas Best Corp.(b)	776,838
23,500	Astec Industries, Inc.(a)	736,255
30,000	Avery Dennison Corp.(b)	981,900
51,800	Briggs & Stratton Corp.	911,162
21,000	Burlington Northern Santa Fe Corp.	1,589,910
20,000	Canadian National Railway Co. — ADR	735,200
25,000	Caterpillar, Inc.	1,116,750
23,100	Con-way, Inc.(b)	614,460
100,000	Continental Airlines, Inc. — Class B(a)(b)	1,806,000
15,000	Cooper Industries, Ltd. — Class A	438,450
45,300	Corrections Corp. of America(a)	741,108
20,000	CSX Corp.	649,400
25,000	Cummins, Inc.	668,250
15,000	Danaher Corp.(b)	849,150
200,500	Delta Air Lines, Inc.(a)	2,297,730
30,000	Dover Corp.	987,600
42,200	DryShips, Inc.(b)	449,852
25,000	Esterline Technologies Corp.(a)	947,250
50,000	FedEx Corp.(b)	3,207,500
5,000	First Solar, Inc.(a)	689,800
25,100	Fluor Corp.	1,126,237
31,100	Foster Wheeler, Ltd.(a)(b)	727,118
15,000	GATX Corp.	464,550
71,900	Genco Shipping & Trading, Ltd.(b)	1,064,120
425,000	General Electric Co.	6,885,000
25,000	Illinois Tool Works, Inc.(b)	876,250
26,100	Jacobs Engineering Group, Inc.(a)(b)	1,255,410
24,300	Kennametal, Inc.	539,217
31,400	Kirby Corp.(a)	859,104
100,000	Knoll, Inc.(b)	902,000
10,000	L-3 Communications Holdings, Inc.	737,800
27,700	Lennox International, Inc.	894,433
40,000	Lockheed Martin Corp.	3,363,200
14,300	Middleby Corp.(a)(b)	389,961
13,000	MSC Industrial Direct Co., Inc. — Class A(b)	478,790
291,800	Navios Maritime Holdings, Inc.	922,088
35,500	Norfolk Southern Corp.	1,670,275
40,000	Perini Corp.(a)(b)	935,200
50,000	Pitney Bowes, Inc.(b)	1,274,000
35,000	Raytheon Co.	1,786,400
25,000	Regal-Beloit Corp.	949,750
118,600	Republic Airways Holdings, Inc.(a)	1,265,462
45,000	Resources Connection, Inc.(a)	737,100
25,000	Rockwell Collins, Inc.	977,250
25,000	Roper Industries, Inc.(b)	1,085,250
18,200	Ryder System, Inc.	705,796
68,900	Saia, Inc.(a)	748,254
6,000	Siemens AG — ADR(b)	454,500
38,400	Simpson Manufacturing Co., Inc.(b)	1,065,984
119,900	SkyWest, Inc.	2,230,140
40,000	Suntech Power Holdings Co., Ltd. — ADR(a)(b)	468,000
60,000	Sykes Enterprises, Inc.(a)	1,147,200
20,000	The Boeing Co.	853,400
30,000	The Geo Group, Inc.(a)(b)	540,900
70,000	The Manitowoc Co., Inc.(b)	606,200
25,000	The Toro Co.(b)	825,000
25,000	Triumph Group, Inc.	1,061,500
93,500	UAL Corp.	1,030,370
35,900	Union Pacific Corp.	1,716,020
25,000	United Parcel Service, Inc. — Class B(b)	1,379,000
90,000	United Technologies Corp.(b)	4,824,000
159,600	US Airways Group, Inc.(a)(b)	1,233,708
18,000	W.W. Grainger, Inc.(b)	1,419,120
30,000	Waste Management, Inc.	994,200
35,000	Watsco, Inc.(b)	1,344,000
20,000	Watts Water Technologies, Inc. — Class A	499,400

Total Common Stocks (Cost $99,615,067)		83,089,684
Short-Term Investments (1.1%)
$889,247	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09#	889,247

Total Short-Term Investments (Cost $889,247)		889,247
Other Securities (26.2%)
22,102,293	Invesco Aim Liquid Assets Portfolio, 1.55%	22,102,293

Total Other Securities (Cost $22,102,293)		22,102,293
Total Investments 125.6% (Cost $122,606,607)		106,081,224
Liabilities Less Other Assets (25.6)%		(21,612,381)

Net Assets 100.0%		$84,468,843

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON INFORMATION TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (99.5%)
112,000	Accenture, Ltd. — Class A	$3,672,480
63,100	Altera Corp.(b)	1,054,401
28,100	Arrow Electronics, Inc.(a)	529,404
39,900	ATMI, Inc.(a)	615,657
28,900	Avnet, Inc.(a)	526,269
2,800	Cabot Microelectronics Corp.(a)	72,996
74,700	CACI International, Inc. — Class A(a)(b)	3,368,223
247,000	Cisco Systems, Inc.(a)	4,026,100
66,400	Cognex Corp.(b)	982,720
35,900	Coherent, Inc.(a)(b)	770,414
20,500	Computer Sciences Corp.(a)	720,370
112,600	CSG Systems International, Inc.(a)	1,967,122
100,300	Fiserv, Inc.(a)(b)	3,647,911
70,100	FLIR Systems, Inc.(a)(b)	2,150,668
133,300	Gartner, Inc.(a)	2,376,739
6,900	Google, Inc. — Class A(a)	2,122,785
74,400	Harris Corp.	2,830,920
96,300	Heartland Payment Systems, Inc.(b)	1,685,250
142,600	Hewlett-Packard Co.(b)	5,174,954
65,300	Imation Corp.	886,121
46,100	Ingram Micro, Inc.(a)	617,279
449,200	Intel Corp.(b)	6,585,272
77,100	International Business Machines Corp.(b)	6,488,736
45,500	j2 Global Communications, Inc.(a)	911,820
23,500	KLA-Tencor Corp.	512,065
61,800	Logitech International S.A.(a)(b)	962,844
83,600	Macrovision Solutions Corp.(a)(b)	1,057,540
408,700	Microsoft Corp.	7,945,128
62,900	National Instruments Corp.	1,532,244
108,600	NETGEAR, Inc.(a)	1,239,126
66,700	Open Text Corp.(a)(b)	2,009,671
239,200	Oracle Corp.(a)	4,241,016
66,700	Progress Software Corp.(a)(b)	1,284,642
40,400	SAP AG — ADR(b)	1,463,288
36,600	ScanSource, Inc.(a)	705,282
17,800	SINA Corp.(a)(b)	412,070
33,000	Sohu.com, Inc.(a)(b)	1,562,220
160,900	Sykes Enterprises, Inc.(a)	3,076,408
106,279	Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	839,604
141,000	VASCO Data Security International, Inc.(a)	1,456,530
25,300	Visa, Inc. — Class A	1,326,985
62,900	Xilinx, Inc.(b)	1,120,878

Total Common Stocks (Cost $105,393,118)		86,532,152
Other Securities (24.8%)
21,541,517	Invesco Aim Liquid Assets Portfolio, 1.55%	21,541,517

Total Other Securities (Cost $21,541,517)		21,541,517
Total Investments 124.3% (Cost $126,934,635)		108,073,669
Liabilities Less Other Assets (24.3)%		(21,128,261)

Net Assets 100.0%		$86,945,408

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON LEISURE AND CONSUMER STAPLES FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (98.3%)
24,200	Archer Daniels Midland Co.(b)	$697,686
13,400	Avon Products, Inc.	322,002
23,600	Bally Technologies, Inc.(a)(b)	567,108
8,000	British American Tobacco PLC — ADR	423,520
25,100	Burger King Holdings, Inc.	599,388
42,500	Callaway Golf Co.(b)	394,825
18,100	Carnival Corp.	440,192
11,200	CEC Entertainment, Inc.(a)	271,600
40,100	Coca-Cola Enterprises, Inc.	482,403
92,600	Comcast Corp. — Class A	1,563,088
7,300	Corn Products International, Inc.(b)	210,605
24,000	Cracker Barrel Old Country Store, Inc.(b)	494,160
25,200	Darden Restaurants, Inc.	710,136
10,800	Fresh Del Monte Produce, Inc.(a)(b)	242,136
15,500	Hansen Natural Corp.(a)	519,715
9,900	Hormel Foods Corp.	307,692
22,500	International Game Technology	267,525
25,900	Jack in the Box, Inc.(a)	572,131
5,300	Kimberly-Clark Corp.(b)	279,522
15,200	Kraft Foods, Inc. — Class A	408,120
23,500	Marriott International, Inc. — Class A	457,075
43,500	Mattel, Inc.	696,000
9,000	McCormick & Co., Inc.	286,740
14,400	Nash Finch Co.(b)	646,416
63,800	News Corp. — Class A	579,942
23,600	PepsiAmericas, Inc.	480,496
12,200	PepsiCo, Inc.	668,194
9,100	Polaris Industries, Inc.(b)	260,715
31,200	Pool Corp.(b)	560,664
13,200	Procter & Gamble Co.(b)	816,024
28,100	Rentrak Corp.(a)	331,299
26,200	Royal Caribbean Cruises, Ltd.(b)	360,250
17,100	Safeway, Inc.	406,467
58,500	Shuffle Master, Inc.(a)	290,160
24,200	Sonic Corp.(a)	294,514
21,800	Speedway Motorsports, Inc.	351,198
20,800	Starbucks Corp.(a)	196,768
12,100	Starwood Hotels & Resorts Worldwide, Inc.	216,590
13,500	Sysco Corp.	309,690
35,000	Texas Roadhouse, Inc. — Class A(a)(b)	271,250
5,000	The Clorox Co.(b)	277,800
50,600	The DIRECTV Group, Inc.(a)	1,159,246
29,100	The Kroger Co.	768,531
10,600	The McGraw-Hill Cos., Inc.	245,814
15,700	The Pepsi Bottling Group, Inc.	353,407
66,100	The Steak n Shake Co.(a)	393,295
17,500	The Thomson Corp.(b)	510,125
67,470	The Walt Disney Co.(b)	1,530,895
89,000	Time Warner, Inc.(b)	895,340
12,800	Unilever PLC — ADR	294,656
29,700	Wal-Mart Stores, Inc.	1,664,982
11,200	Wimm-Bill-Dann Foods OJSC — ADR(a)	294,672
16,400	WMS Industries, Inc.(a)	441,160
26,300	Wyndham Worldwide Corp.	172,265

Total Common Stocks (Cost $29,846,304)		27,256,194
Short-Term Investments (0.3%)
$87,023	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09#	87,023

Total Short-Term Investments (Cost $87,023)		87,023
Other Securities (26.2%)
7,246,449	Invesco Aim Liquid Assets Portfolio, 1.55%	7,246,449

Total Other Securities (Cost $7,246,449)		7,246,449
Total Investments 124.8% (Cost $37,179,776)		34,589,666
Liabilities Less Other Assets (24.8)%		(6,875,275)

Net Assets 100.0%		$27,714,391

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON MATERIALS FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (100.4%)
60,000	Air Products & Chemical, Inc.	$3,016,200
60,000	Airgas, Inc.	2,339,400
50,000	Arch Chemicals, Inc.(b)	1,303,500
50,000	Ball Corp.	2,079,500
100,000	Bemis Co., Inc.(b)	2,368,000
7,000	Burlington Northern Santa Fe Corp.	529,970
50,000	Cabot Corp.	765,000
100,000	Cemex S.A.B. de C.V — ADR(a)	914,000
7,400	CF Industries Holdings, Inc.	363,784
60,000	Commercial Metals Co.	712,200
28,000	CRH PLC — ADR(b)	728,840
250,000	Dow Chemical Co.(b)	3,772,500
33,900	DryShips, Inc.(b)	361,374
175,000	E.I. du Pont de Nemours and Co.	4,427,500
25,400	Genco Shipping & Trading, Ltd.(b)	375,920
38,500	Greif, Inc. — Class A	1,287,055
60,000	International Flavors & Fragrances, Inc.	1,783,200
75,000	Lafarge S.A. — ADR(b)	1,156,500
60,000	Lubrizol Corp.	2,183,400
160,000	Monsanto Co.	11,256,000
200,000	Myers Industries, Inc.	1,600,000
20,000	Newmont Mining Corp.	814,000
7,800	Norfolk Southern Corp.	366,990
65,000	Nucor Corp.	3,003,000
30,000	Owens-Illinois, Inc.(a)	819,900
94,300	Pactiv Corp.(a)	2,346,184
6,000	Potash Corp. of Saskatchewan, Inc.	439,320
65,000	PPG Industries, Inc.	2,757,950
30,000	Reliance Steel & Aluminum Co.	598,200
20,000	Rock-Tenn Co. Class A(b)	683,600
100,000	RPM International, Inc.	1,329,000
160,000	Sealed Air Corp.	2,390,400
20,000	Sensient Technologies Corp.	477,600
150,000	Sonoco Products Co.(b)	3,474,000
120,000	Spartech Corp.	751,200
65,000	Steel Dynamics, Inc.	726,700
25,000	Syngenta AG — ADR(b)	978,500
20,000	Texas Industries, Inc.	690,000
25,000	The Scotts Miracle-Gro Co.(b)	743,000
80,000	The Valspar Corp.	1,447,200
7,400	Union Pacific Corp.	353,720
50,000	United States Steel Corp.(b)	1,860,000

Total Common Stocks (Cost $88,911,860)		70,374,307

Other Securities (14.6%)
10,253,374	Invesco Aim Liquid Assets Portfolio, 1.55%	10,253,374

Total Other Securities (Cost $10,253,374)		10,253,374

Total Investments 115.0% (Cost $99,165,234)		80,627,681

Liabilities Less Other Assets (15.0)%		(10,508,863)

Net Assets 100.0%		$70,118,818

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON TELECOMMUNICATION & UTILITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (92.6%)
15,000	Allegheny Energy, Inc.	$507,900
40,000	Alliant Energy Corp.	1,167,200
150,600	AT&T, Inc.	4,292,100
40,000	Benchmark Electronics, Inc.(a)	510,800
5,000	California Water Service Group	232,150
3,500	CenturyTel, Inc.	95,655
25,000	China Mobile, Ltd. — ADR	1,271,250
5,000	Companhia de Saneamento Basico do Estado de Sao Paulo — ADR	121,050
45,000	Dominion Resources, Inc. of Virginia	1,612,800
15,000	DPL, Inc.	342,600
10,000	DTE Energy Co.	356,700
29,000	Edison International	931,480
65,000	El Paso Electric Co.(a)	1,175,850
15,000	Entergy Corp.	1,246,950
10,000	First Energy Corp.	485,800
21,700	FPL Group, Inc.	1,092,161
10,000	Nippon Telegraph and Telephone Corp.	271,900
15,000	NTT DoCoMo, Inc. — ADR	294,300
17,500	Partner Communications Co., Ltd. — ADR	288,750
20,000	Pepco Holdings, Inc.	355,200
74,000	Premiere Global Services, Inc.(a)	637,140
5,900	Progress Energy, Inc.	235,115
50,000	Public Service Enterprise Group, Inc.	1,458,500
60,000	Qwest Communications International, Inc.	218,400
9,000	Sempra Energy	383,670
10,000	Southern Co.	370,000
7,500	Swisscom AG — ADR	242,475
15,000	The Empire District Electric Co.	264,000
94,000	Verizon Communications, Inc.	3,186,600
30,000	Vodafone Group PLC — ADR	613,200
55,000	Xcel Energy, Inc.	1,020,250

Total Common Stocks (Cost $27,534,148)		25,281,946
Short-Term Investments (7.4%)
$2,030,193	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09#	2,030,193

Total Short-Term Investments (Cost $2,030,193)		2,030,193
Total Investments 100.0% (Cost $29,564,341)		27,312,139
Other Assets Less Liabilities 0.0%		13,068

Net Assets 100.0%		$27,325,207

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

ADR	American Depositary Receipt
Schedule of Investments

Notes to Schedules of Investments
December 31, 2008 (unaudited)
1. Organization
The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Leisure and Consumer Staples Fund (“Leisure and Consumer Staples Fund”), ICON Materials Fund (“Materials Fund”), and ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. There are eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.
The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of each Fund is to provide long-term capital appreciation.
The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.
Notes to Schedules of Investments

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results may differ from these estimates.
Investment Valuation
The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.
Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities
Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)
(continued)
of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.
The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.
Effective October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.
Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — observable inputs other than level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk).
Level 3 — unobservable inputs.
Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2008.

		LEVEL 2 - Other Significant	LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices	Observable Inputs	Unobservable Inputs
	Investments	Investments	Investments
Fund Name	in Securities	in Securities	in Securities

ICON Consumer Discretionary Fund	$64,581,246	$1,183,841	$—
ICON Energy Fund	413,892,413	17,933,914	—
ICON Financial Fund	77,813,360	989,133	—
ICON Healthcare Fund	175,140,569	4,292,516	—
ICON Industrials Fund	105,191,977	889,247	—
ICON Information Technology Fund	108,073,669	—	—
ICON Leisure and Consumer Staples Fund	34,502,643	87,023	—
ICON Materials Fund	80,627,681	—	—
ICON Telecommunication & Utilities Fund	25,281,946	2,030,193	—

Total	$1,085,105,504	$27,405,867	$—

Notes to Schedules of Investments

New Accounting Pronouncements
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management intends to adopt SFAS 161 during the fiscal year ending September 30, 2009.
Repurchase Agreements
Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended December 31, 2008.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.
Forward Foreign Currency Contracts
The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.
Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)
(continued)
These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the period ended December 31, 2008.
Futures Contracts
The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended December 31, 2008.
Options Transactions
Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds did not enter into any written option transactions during the period ended December 31, 2008.
Notes to Schedules of Investments

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Financial Fund purchased call options during the period ended December 31, 2008.
Securities Lending
Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security and the risk of loss in the collateral pool. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.
All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Invesco Aim Liquid Assets Portfolio, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.
The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments.
Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)
(continued)
As of December 31, 2008, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Consumer Discretionary Fund	$14,814,765	$15,633,393
ICON Energy Fund	55,318,478	55,995,279
ICON Healthcare Fund	33,468,448	33,889,617
ICON Industrials Fund	21,471,615	22,102,293
ICON Information Technology Fund	21,285,386	21,541,517
ICON Leisure and Consumer Staples Fund	7,155,773	7,246,449
ICON Materials Fund	10,155,824	10,253,374
The value of the collateral above could include collateral held for securities that were sold on or before December 31, 2008.
Income Taxes
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years. At December 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.
Notes to Schedules of Investments

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Investment Income
Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.
Investment Transactions
Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.
Allocation of Income and Expenses
Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds based upon relative net assets. In calculating the net asset value of the shares in the various classes of the Funds, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.
Notes to Schedules of Investments

ICON BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (86.6%)
$220,000	Ace INA Holdings, Inc.	8.88%	08/15/29	$218,219
2,000,000	Alabama Power Co. (a)	2.35%	08/25/09	1,959,382
1,000,000	Allied Waste North America	6.50%	11/15/10	965,000
275,000	Allied Waste North America	5.75%	02/15/11	257,813
2,150,000	American Express Centurion Bank(a)	1.12%	12/17/09	2,022,559
1,800,000	American Express Credit Co. (a)	0.59%	02/24/12	1,509,845
750,000	American General Finance Corp.	5.38%	10/01/12	312,316
500,000	AutoZone, Inc.	5.50%	11/15/15	406,298
1,500,000	Bank of America Corp.	6.25%	04/15/12	1,540,497
1,000,000	Bank of America Corp.	4.88%	09/15/12	986,770
950,000	Bank of America Corp. (a)	2.30%	06/15/17	611,208
1,000,000	BB&T Corp.	6.50%	08/01/11	1,012,190
1,000,000	Case New Holland, Inc.	6.00%	06/01/09	970,000
1,000,000	Caterpillar Financial Services Corp. (a)	4.37%	10/09/09	981,173
150,000	Centex Corp.	4.55%	11/01/10	124,500
1,127,000	Chartered Semiconductor — YD	5.75%	08/03/10	856,909
450,000	Cincinnati Financial Corp.	6.90%	05/15/28	387,688
500,000	CIT Group, Inc. (a)	2.30%	06/08/09	488,086
750,000	CIT Group, Inc.	4.75%	12/15/10	660,199
355,000	CIT Group, Inc.	7.75%	04/02/12	283,181
1,000,000	Citigroup, Inc. (a)	2.39%	05/18/10	923,705
1,000,000	Citigroup, Inc.	6.00%	02/21/12	988,928
1,750,000	Comcast Cable Communications Holdings	8.38%	03/15/13	1,810,417
400,000	Comcast Cable Communications Holdings	8.88%	05/01/17	427,142
550,000	Comerica Bank	7.13%	12/01/13	456,765
500,000	Countrywide Home Loan	6.25%	04/15/09	500,104
114,000	Cox Communications, Inc.	7.63%	06/15/25	111,235
1,000,000	Credit Suisse USA, Inc. (a)	1.96%	06/05/09	981,678
1,000,000	Credit Suisse USA, Inc. (a)	2.41%	03/02/11	916,420
1,000,000	Credit Suisse USA, Inc.	6.13%	11/15/11	1,010,041
750,000	Daimler Finance NA	8.00%	06/15/10	705,661
1,000,000	Daimler Finance NA	7.75%	01/18/11	904,849
2,500,000	Daimler Finance NA	6.50%	11/15/13	1,950,032
500,000	Deutsche Telekom International Finance — YD	8.00%	06/15/10	515,037
260,000	Dillard’s, Inc.	9.50%	09/01/09	250,575
232,000	Dillard’s, Inc.	9.13%	08/01/11	158,920
450,000	E.I. Du Pont de Nemours & Co.	5.00%	07/15/13	452,708
950,000	El Paso Corp.	6.75%	05/15/09	936,427
500,000	Farmers Insurance Capital Notes (b)	7.20%	07/15/48	277,132
6,000	First American Financial Corp.	7.55%	04/01/28	4,835
1,000,000	General Electric Capital Corp. (a)	2.13%	03/12/10	948,980
1,950,000	General Electric Capital Corp. (a)	3.64%	02/01/11	1,771,396
500,000	General Electric Capital Corp.	5.45%	01/15/13	503,580
1,000,000	General Electric Capital Corp. (a)	2.54%	05/08/13	814,623
250,000	Goldman Sachs Group, Inc.	7.35%	10/01/09	252,901
1,500,000	Goldman Sachs Group, Inc.	4.50%	06/15/10	1,478,083
1,000,000	Goldman Sachs Group, Inc.	5.00%	01/15/11	968,595
1,250,000	Goldman Sachs Group, Inc.	6.88%	01/15/11	1,259,131
1,000,000	Goldman Sachs Group, Inc.	6.60%	01/15/12	986,665
1,000,000	Goldman Sachs Group, Inc.	5.70%	09/01/12	953,537
2,000,000	Honeywell International, Inc. (a)	3.59%	07/27/09	1,988,096
670,000	Household Finance Corp.	5.88%	02/01/09	668,293
500,000	Household Finance Corp.	7.00%	05/15/12	500,759
1,900,000	Household Finance Corp. (a)	5.86%	11/10/13	1,235,000
2,000,000	Household Finance Corp.	5.00%	06/30/15	1,775,276
1,000,000	IBM International Group Capital (a)	3.85%	07/29/09	999,041
950,000	IBM Corp.	8.38%	11/01/19	1,199,795
500,000	International Lease Finance Corp.	6.38%	03/15/09	480,034
294,000	International Lease Finance Corp.	4.88%	09/01/10	230,462
450,000	John Hancock(b)	7.38%	02/15/24	522,780
2,000,000	JP Morgan Chase & Co. (a)	1.93%	05/07/10	1,951,314

ICON BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds — Continued
$2,000,000	JP Morgan Chase & Co.	6.75%	02/01/11	$2,050,346
1,350,000	JP Morgan Chase & Co.	6.63%	03/15/12	1,382,936
1,000,000	Kansas City Southern	7.50%	06/15/09	1,002,500
500,000	Kraft Foods, Inc.	6.25%	06/01/12	517,119
1,000,000	Massey Energy Co.	6.63%	11/15/10	992,260
1,100,000	Merrill Lynch & Co. (a)	6.99%	05/05/14	894,608
2,400,000	Morgan Stanley (a)	5.03%	01/15/10	2,235,934
250,000	Morgan Stanley	4.25%	05/15/10	245,096
500,000	Morgan Stanley	4.75%	04/01/14	380,945
400,000	New Jersey Bell Telephone	7.85%	11/15/29	355,704
122,000	NLV Financial Corp. (b)	6.50%	03/15/35	77,399
2,000,000	Oracle Corp. (a)	2.19%	05/14/10	1,935,952
1,000,000	Procter & Gamble Co.	6.88%	09/15/09	1,039,817
500,000	Prudential Financial, Inc.	4.75%	06/13/15	381,483
500,000	R.R. Donnelley & Sons Co.	4.95%	04/01/14	379,001
750,000	Rent-A-Center, Inc.	7.50%	05/01/10	690,000
1,000,000	Reynolds American, Inc.	6.50%	07/15/10	993,660
500,000	Ryder System, Inc.	5.85%	03/01/14	390,793
950,000	SBC Communications, Inc.	4.13%	09/15/09	953,892
382,000	Sears Roebuck Acceptance Corp.	6.25%	05/01/09	353,500
1,000,000	SLM Corp.	4.20%	09/15/09	934,852
1,000,000	Smithfield Foods, Inc. (c)	8.00%	10/15/09	950,000
350,000	Telefonica de Argentina — YD	9.13%	11/07/10	302,750
500,000	Tennessee Gas Pipeline	7.00%	10/15/28	382,568
2,000,000	The Home Depot, Inc.	5.20%	03/01/11	1,944,718
2,000,000	The Home Depot, Inc.	5.25%	12/16/13	1,867,594
155,000	Union Carbide Corp.	6.70%	04/01/09	154,959
1,000,000	Verizon Communications, Inc.	6.88%	06/15/12	1,031,581
410,000	Verizon Communications, Inc.	8.30%	08/01/31	379,224
2,000,000	Wachovia Corp. (a)	3.38%	08/01/13	1,660,004
1,000,000	Walt Disney Co. (a)	4.71%	07/16/10	981,829

Total Corporate Bonds (Cost $87,338,077)				80,167,809
U.S. Government And U.S. Government Agency Bonds (8.8%)
1,000,000	Fannie Mae	5.25%	08/01/12	1,054,020
825,000	Fannie Mae	5.13%	01/02/14	871,827
500,000	Fannie Mae	5.00%	04/17/15	500,381
750,000	Fannie Mae	5.00%	07/09/18	730,418
750,000	Federal Home Loan Bank	4.00%	02/12/10	776,773
750,000	Federal Home Loan Bank	5.50%	02/14/20	750,264
1,500,000	Freddie Mac	5.16%	02/27/15	1,502,589
400,000	Freddie Mac	5.00%	12/15/15	400,111
550,000	Freddie Mac	5.00%	09/09/16	550,154
975,000	Freddie Mac	5.25%	07/27/17	977,525

Total U.S. Government And U.S. Government Agency Bonds (Cost $7,934,072)				8,114,062

Foreign Government Bond (0.5%)
500,000	Republic of South Africa — YD	6.50%	06/02/14	472,500

Total Foreign Government Bond (Cost $516,120)				472,500

U.S. Treasury Inflation Protected Bond (1.1%)
1,000,000	Treasury Inflation Protected Security	0.63%	04/15/13	978,227

Total U.S. Treasury Inflation Protected Bond (Cost $989,507)				978,227

Short-Term Investment (1.7%)
$1,609,570	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09#			1,609,570

Total Short-Term Investment (Cost $1,609,570)				1,609,570

ICON BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value
| |
Other Securities (1.0%)
976,140	Invesco Aim Liquid Assets Portfolio, 1.55%	$976,140

Total Other Securities (Cost $976,140)		976,140

Total Investments 99.7% (Cost $99,363,486)		92,318,308

Other Assets Less Liabilities 0.3%		296,169

Net Assets 100.0%		$92,614,477

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Variable for Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2008 was $877,311 which represented 0.9% of the Fund’s net assets.

(c)	All or a portion of the security was on loan as of December 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

YD	Yankee Dollar Bond

ICON CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (97.9%)
31,100	Accenture, Ltd. — Class A	$1,019,769
44,500	Advance Auto Parts, Inc.	1,497,425
31,600	Aflac, Inc.	1,448,544
8,000	Ameron International Corp.	503,360
62,500	Annaly Capital Management, Inc. — REIT	991,875
160,000	Anworth Mortgage Asset Corp. — REIT	1,028,800
55,000	Apogee Enterprises, Inc.	569,800
59,300	Arch Coal, Inc.	965,997
68,400	Astoria Financial Corp.(b)	1,127,232
74,500	AT&T, Inc.	2,123,250
34,500	Automatic Data Processing, Inc.(b)	1,357,230
13,200	AutoZone, Inc.(a)(b)	1,841,004
123,300	Bank of America Corp.	1,736,064
44,800	Bank of New York Mellon Corp.	1,269,184
55,800	BorgWarner, Inc.(b)	1,214,766
41,000	Bristol-Myers Squibb Co.	953,250
17,500	Capital One Financial Corp.(b)	558,075
35,300	Caterpillar, Inc.	1,576,851
54,000	Centex Corp.	574,560
30,600	Chevron Corp.	2,263,482
37,000	China Mobile, Ltd. — ADR(b)	1,881,450
79,300	Cisco Systems, Inc.(a)	1,292,590
86,600	Comcast Corp. — Class A	1,461,808
76,000	Commercial Metals Co.	902,120
29,300	ConAgra Foods, Inc.	483,450
18,800	ConocoPhillips(b)	973,840
16,500	CONSOL Energy, Inc.	471,570
19,900	Deckers Outdoor Corp.(a)	1,589,413
162,000	Delta Air Lines, Inc.(a)	1,856,520
54,100	Discover Financial Services	515,573
21,900	DPL, Inc.	500,196
78,800	DryShips, Inc.(b)	840,008
22,600	Eli Lilly and Co.	910,102
7,400	Entergy Corp.(b)	615,162
30,000	Exxon Mobil Corp.	2,394,900
68,400	Federated Investors, Inc.	1,160,064
18,700	FedEx Corp.(b)	1,199,605
37,500	Fluor Corp.	1,682,625
29,400	Foster Wheeler, Ltd.(a)(b)	687,372
9,300	FPL Group, Inc.(b)	468,069
42,900	Genco Shipping & Trading, Ltd.(b)	634,920
52,400	Helen of Troy, Ltd.(a)	909,664
32,200	Hewlett-Packard Co.(b)	1,168,538
15,300	Hormel Foods Corp.	475,524
108,200	Huntington Bancshares, Inc.(b)	828,812
53,200	Intel Corp.(b)	779,912
21,900	International Business Machines Corp.	1,843,104
36,800	Jacobs Engineering Group, Inc.(a)(b)	1,770,080
60,800	JPMorgan Chase & Co.(b)	1,917,024
86,100	Knoll, Inc.(b)	776,622
53,000	Lowe’s Cos., Inc.(b)	1,140,560
46,800	Merck & Co., Inc.	1,422,720
161,500	MFA Financial, Inc.	951,235
12,000	Monsanto Co.	844,200
173,900	Navios Maritime Holdings, Inc.(b)	549,524
12,675	Nestle S.A. — ADR	503,197
25,700	Noble Energy, Inc.(b)	1,264,954
73,800	Oracle Corp.(a)	1,308,474
27,900	Pepco Holdings, Inc.	495,504
103,600	Pfizer, Inc.	1,834,756
40,500	Pitney Bowes, Inc.(b)	1,031,940
6,700	Potash Corp. of Saskatchewan, Inc.	490,574
97,300	Republic Airways Holdings, Inc.(a)	1,038,191
46,800	San Juan Basin Royalty Trust(b)	1,449,396
92,900	SkyWest, Inc.	1,727,940
23,400	Snap-on, Inc.	921,492
33,400	StanCorp Financial Group, Inc.	1,395,118
40,900	Sunoco, Inc.(b)	1,777,514
27,900	Syngenta AG — ADR	1,092,006
16,300	Telefonica S.A. — ADR	1,098,457
30,000	Texas Industries, Inc.(b)	1,035,000
61,100	The DIRECTV Group, Inc.(a)	1,399,801
12,400	The Goldman Sachs Group, Inc.	1,046,436
47,100	The Home Depot, Inc.(b)	1,084,242
106,800	The Manitowoc Co., Inc.(b)	924,888
35,700	The Ryland Group, Inc.(b)	630,819
30,600	The Stanley Works(b)	1,043,460
24,800	U.S. Bancorp	620,248
38,300	United States Steel Corp.(b)	1,424,760
73,800	Unum Group	1,372,680
26,100	V.F. Corp.	1,429,497
37,300	Webster Financial Corp.	513,994
38,200	Wells Fargo & Co.(b)	1,126,136
50,400	Westlake Chemical Corp(b)	821,016
70,100	Wolverine World Wide, Inc.	1,474,904

Total Common Stocks (Cost $101,249,898)		95,896,788

Short-Term Investments (2.1%)
$2,017,681	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09#	2,017,681

Total Short-Term Investments (Cost $2,017,681)		2,017,681

Other Securities (27.2%)
26,598,820	Invesco Aim Liquid Assets Portfolio, 1.55%	26,598,820

Total Other Securities (Cost $26,598,820)		26,598,820

Total Investments 127.2% (Cost $129,866,399)		124,513,289

Liabilities Less Other Assets (27.2)%		(26,606,966)

Net Assets 100.0%		$97,906,323

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (82.9%)
8,700	3M Co.	$500,598
12,700	Abbott Laboratories	677,799
10,600	ACE, Ltd.	560,952
82,300	AEGON N.V.	497,915
24,600	Alliance Resource Partners LP	661,248
57,600	Altria Group, Inc.	867,456
46,500	American Eagle Outfitters, Inc.	435,240
43,500	Annaly Capital Management, Inc. — REIT	690,345
82,900	Anworth Mortgage Asset Corp. — REIT	533,047
30,000	Arkansas Best Corp.	903,300
32,800	Arthur J. Gallagher & Co.	849,848
46,700	Astoria Financial Corp.	769,616
29,300	AT&T, Inc.	835,050
24,500	Automatic Data Processing, Inc.	963,830
36,500	Barnes & Noble, Inc.	547,500
34,200	Bemis Co., Inc.	809,856
16,500	BP PLC — ADR	771,210
12,000	BP Prudhoe Bay Royalty Trust	880,080
16,700	Brinker International, Inc.	176,018
30,200	Bristol-Myers Squibb Co.	702,150
22,600	Capital One Financial Corp.	720,714
24,900	Carnival Corp.	605,568
16,400	Caterpillar, Inc.	732,588
61,300	CenterPoint Energy, Inc.	773,606
18,500	Chevron Corp.	1,368,445
30,349	Chunghwa Telecom Co., Ltd. — ADR	473,444
75,100	Citigroup, Inc.	503,921
10,800	ConocoPhillips	559,440
15,900	Dominion Resources, Inc. of Virginia	569,856
11,400	DTE Energy Co.	406,638
37,600	Duke Realty Corp.	412,096
14,600	Entertainment Properties Trust	435,080
60,500	Euroseas, Ltd.	260,150
21,000	GATX Corp.	650,370
22,800	Genco Shipping & Trading, Ltd.	337,440
79,800	General Electric Co.	1,292,760
19,000	Genuine Parts Co.	719,340
97,100	Huntington Bancshares, Inc.	743,786
91,300	Intel Corp.	1,338,458
17,300	International Business Machines Corp.	1,455,968
48,800	Ituran Location and Control, Ltd.	356,728
48,400	Jackson Hewitt Tax Service, Inc.	759,396
32,200	JPMorgan Chase & Co.	1,015,266
24,100	Kimco Realty Corp.	440,548
57,600	Knoll, Inc.	519,552
27,600	Kraft Foods, Inc. — Class A	741,060
73,300	Lan Airlines S.A. — ADR	590,065
35,300	Leggett & Platt, Inc.	536,207
16,000	Liberty Property Trust	365,280
23,300	Lincoln National Corp.	438,972
56,100	Masco Corp.	624,393
36,900	Mattel, Inc.	590,400
37,000	Merck & Co., Inc.	1,124,800
21,800	MetLife, Inc.	759,948
63,300	MFA Financial, Inc.	372,837
30,600	Morgan Stanley	490,824
29,900	National Retail Properties, Inc.	513,981
126,700	Navios Maritime Holdings, Inc.	400,372
33,800	Nordic American Tanker Shipping, Ltd.	1,140,750
7,600	Occidental Petroleum Corp.	455,924
78,000	OfficeMax, Inc.	595,920
38,500	Partner Communications Co., Ltd. — ADR	635,250
26,700	Pepco Holdings, Inc.	474,192
38,500	PepsiAmericas, Inc.	783,860
87,700	Pfizer, Inc.	1,553,167
15,900	Polaris Industries, Inc.	455,535
14,100	PPG Industries, Inc.	598,263
12,000	Progress Energy, Inc.	478,200
21,700	Reynolds American, Inc.	874,727
29,400	San Juan Basin Royalty Trust	910,518
91,000	Seagate Technology	403,130
30,300	Sonoco Products Co.	701,748
47,000	Steel Dynamics, Inc.	525,460
16,400	Sunoco, Inc.	712,744
28,500	Sysco Corp.	653,790
88,644	Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	700,288
9,500	The Black & Decker Corp.	397,195
25,700	The Home Depot, Inc.	591,614
14,900	The Stanley Works	508,090
30,600	U.S. Bancorp	765,306
12,800	United Parcel Service, Inc. — Class B	706,048
11,200	V.F. Corp.	613,424
26,100	Verizon Communications, Inc.	884,790
26,500	Watsco, Inc.	1,017,600
34,700	Webster Financial Corp.	478,166
27,500	Wells Fargo & Co.	810,700
48,500	Williams-Sonoma, Inc.	381,210
38,300	Worthington Industries, Inc.	422,066
34,100	Xcel Energy, Inc.	632,555
26,000	Zenith National Insurance Corp.	820,820

Total Common Stocks (Cost $67,632,695)		60,316,405

Shares or
Principal		Interest	Maturity
Amount		Rate	Date	Value

Preferred Stocks (1.9%)
30,700	Merrill Lynch & Co.	8.63%	12/31/49	607,246
29,300	Wells Fargo Capital XII	7.88%	03/15/68	732,793

Total Preferred Stocks (Cost $1,355,109)				1,340,039

Shares or
Principal		Interest	Maturity
Amount		Rate	Date	Value

Corporate Bonds (5.6%)
$500,000	Bank Of America Corp.	5.38%	09/11/12	502,760
500,000	Comcast Cable Communications Holdings	8.38%	03/15/13	517,262
800,000	Daimler Finance NA	6.50%	11/15/13	624,010
500,000	Ford Motor Credit Co. LLC	5.80%	01/12/09	489,054
750,000	General Electric Capital Corp. — Series A	6.00%	06/15/12	769,536
1,288,000	Household Finance Corp.	4.75%	07/15/13	1,175,011

Total Corporate Bonds (Cost $4,415,383)				4,077,633
Schedule of Investments

Shares or
Principal		Interest	Maturity
Amount		Rate	Date	Value

Convertible Corporate Bonds (1.6%)
$500,000	LSI Corp.	4.00%	05/15/10	$466,875
600,000	Molina Healthcare, Inc. — Series H	3.75%	10/01/14	342,750
500,000	Xilinx, Inc.	3.13%	03/15/37	339,375

Total Convertible Corporate Bonds (Cost $1,557,289)				1,149,000
Sovereign Agency (1.0%)
500,000	Financing Corp.	9.40%	02/08/18	748,023

Total Sovereign Agency (Cost $665,892)				748,023
U.S. Government And U.S. Government Agency Bonds (4.7%)
650,000	Fannie Mae	8.10%	08/12/19	946,321
1,323,000	Freddie Mac	5.16%	02/27/15	1,325,283
1,000,000	Freddie Mac	5.50%	07/18/16	1,166,987

Total U.S. Government And U.S. Government Agency Bonds (Cost $3,217,106)				3,438,591

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Call Options Purchased (0.4%)
Arrow Electronics, Inc., Expiration June 2009, Exercise price $17.50	294	108,780
Autonation, Inc., Expiration January 2010, Exercise price $10.00	500	157,500

Total Call Options Purchased (Cost $197,297)		266,280

Shares or Principal Amount		Value

Short-Term Investments (1.1%)
$810,801	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09#	810,801

Total Short-Term Investments (Cost $810,801)		810,801
Total Investments 99.2% (Cost $79,851,572)		72,146,772

Other Assets Less Liabilities 0.8%		577,045

Net Assets 100.0%		$72,723,817

The accompanying notes are an integral part of this Schedule of Investments.

*	All options have 100 shares per contract.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

ADR	American Depositary Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust
Schedule of Investments

ICON INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (98.6%)
6,200	Abbott Laboratories(b)	$330,894
20,300	Abercrombie & Fitch Co. — Class A	468,321
21,800	Accenture, Ltd. — Class Ax	714,822
11,600	ACE, Ltd.[x]	613,872
10,300	Acuity Brands, Inc.	359,573
12,200	Aflac, Inc.	559,248
22,300	AGL Resources, Inc.	699,105
24,700	Albemarle Corp.	550,810
9,000	Allergan, Inc.	362,880
18,600	Altria Group, Inc.	280,116
27,500	Aluminum Corp. Of China, Ltd.(b)	371,525
18,600	American Financial Group, Inc.[x]	425,568
52,800	Annaly Capital Management, Inc. — REIT[x]	837,936
115,200	Anworth Mortgage Asset Corp. — REIT	740,736
24,100	Arch Coal, Inc.[x]	392,589
16,400	Archer Daniels Midland Co.(b)	472,812
11,300	AT&T, Inc.[x]	322,050
7,400	AutoZone, Inc.(a)x	1,032,078
18,000	Bally Technologies, Inc.(a)	432,540
37,900	Bank of America Corp.	533,632
7,000	Baxter International, Inc.	375,130
17,800	BB&T Corp.(b)	488,788
11,800	Bemis Co., Inc.	279,424
21,100	BorgWarner, Inc.(b)	459,347
61,600	Bristol-Myers Squibb Co.	1,432,200
5,700	Capella Education Co.(a)	334,932
13,300	Capital One Financial Corp.(b)	424,137
8,700	Cash America International, Inc.[x]	237,945
13,200	CEC Entertainment, Inc.(a)(b)	320,100
57,400	Centex Corp.(b)x	610,736
11,700	Chevron Corp.[x]	865,449
27,900	Cognizant Technology Solutions Corp.(a)(b)	503,874
50,900	Comcast Corp. — Class Ax	859,192
5,200	ConocoPhillips(b)	269,360
15,600	CONSOL Energy, Inc.[x]	445,848
22,700	Consolidated Graphics, Inc.(a)	513,928
24,000	Cooper Industries, Ltd. — Class A	701,520
18,100	Cubist Pharmaceuticals, Inc.(a)(b)	437,296
23,500	CVS Caremark Corp.	675,390
40,900	Delphi Financial Group, Inc. — Class Ax	754,196
38,200	Delta Air Lines, Inc.(a)	437,772
8,800	Deutsche Bank AG — ADR	358,072
41,300	DPL, Inc.	943,292
34,600	Duke Realty Corp.	379,216
40,900	EMCOR Group, Inc.(a)(b)	917,387
24,800	Entertainment Properties Trust	739,040
5,800	Everest Re Group, Ltd.	441,612
15,000	Express Scripts, Inc.(a)	824,700
12,400	Exxon Mobil Corp.[x]	989,892
11,500	First Midwest Bancorp, Inc.(b)	229,655
3,900	First Solar, Inc. (a)(b)	538,044
14,000	Fiserv, Inc. (a)(b)	509,180
35,800	Genco Shipping & Trading, Ltd.(b)	529,840
36,100	Gibraltar Industries, Inc.(b)	431,034
15,900	Harris Corp.[x]	604,995
18,100	Heartland Payment Systems, Inc.(b)	316,750
19,800	Helen of Troy, Ltd.(a)	343,728
15,700	Hess Corp.(b)	842,148
28,700	HNI Corp.	454,608
10,700	Hubbell, Inc. — Class Bx	349,676
7,700	Huron Consulting Group, Inc.(b)(a)	440,979
27,500	Intel Corp.(b)	403,150
12,300	International Business Machines Corp.[x]	1,035,168
3,400	ITT Educational Services, Inc.(a)(b)	322,932
29,900	Jack in the Box, Inc.(a)	660,491
18,400	Jacobs Engineering Group, Inc.(a)(b)	885,040
30,600	Jarden Corp. (a)(b)	351,900
18,200	Jos. A. Bank Clothiers, Inc.(a)	475,930
51,500	JPMorgan Chase & Co.[x]	1,623,795
35,500	KB Home(b)	483,510
39,300	Kimco Realty Corp.[x]	718,404
19,200	Lennox International, Inc.[x]	619,968
34,400	Liberty Property Trust	785,352
5,200	Lockheed Martin Corp.[x]	437,216
18,400	Loews Corp.(b)	519,800
15,500	Mack-Cali Realty Corp.	379,750
3,400	Mastercard, Inc. — Class A(b)	485,962
9,700	Medco Health Solutions, Inc.(a)(b)	406,527
20,700	MetLife, Inc.	721,602
26,800	Microsoft Corp.	520,992
21,000	Mobile Mini, Inc. (a)(b)	302,820
15,200	MSC Industrial Direct Co., Inc. — Class A(b)x	559,816
36,200	Myers Industries, Inc.	289,600
14,100	Nash Finch Co.(b)	632,949
11,700	National Instruments Corp.	285,012
25,300	Nordic American Tanker Shipping, Ltd.(b)	853,875
21,000	O’Reilly Automotive, Inc. (a)(b)	645,540
12,800	Occidental Petroleum Corp.[x]	767,872
10,700	PartnerRe, Ltd.[x]	762,589
14,400	PepsiAmericas, Inc.	293,184
4,600	PepsiCo, Inc.	251,942
23,100	Perini Corp.(a)	540,078
41,200	Pfizer, Inc.	729,652
26,600	Pinnacle West Capital Corp.(b)	854,658
9,700	PPG Industries, Inc.	411,571
14,300	Progress Energy, Inc.	569,855
14,900	Quest Diagnostics, Inc.[x]	773,459
7,200	Rogers Corp.(a)	199,944
23,100	San Juan Basin Royalty Trust(b)	715,407
10,400	Schnitzer Steel Industries, Inc.	391,560
49,300	SkyWest, Inc.(b)x	916,980
10,200	Sonoco Products Co.	236,232
8,400	Southwestern Energy Co.(a)	243,348
20,200	Staples, Inc.(b)	361,984
29,600	Steel Dynamics, Inc.	330,928
27,800	Sunoco, Inc.(b)	1,208,188
15,800	Sysco Corp.	362,452
44,900	Teekay LNG Partners LP(b)	671,255
11,700	Telefonos de Mexico S.A.B. de C.V. — ADR(b)	244,998
24,300	Texas Industries, Inc.(b)	838,350
13,400	The Hanover Insurance Group, Inc.[x]	575,798
22,900	The Home Depot, Inc.(b)	527,158
19,900	The Kroger Co.	525,559
16,200	The Mosaic Co.(b)	560,520
19,700	The Ryland Group, Inc.(b)	348,099
35,700	The Standard Register Co.	318,801
25,100	The Valspar Corp.[x]	454,059
13,500	Toll Brothers, Inc.(a)x	289,305
19,200	Tower Group, Inc.	541,632
25,500	UBS AG — ADR(a)	364,650
8,800	United States Steel Corp.(b)	327,360
11,300	United Technologies Corp.[x]	605,680
22,800	URS Corp.(a)x	929,556
14,000	V.F. Corp.[x]	766,780
10,300	Verizon Communications, Inc.	349,170
Schedule of Investments

Shares or Principal Amount		Value

Common Stocks — Continued
18,400	Wal-Mart Stores, Inc.[x]	$1,031,504
37,800	Wells Fargo & Co.[x]	1,114,344
19,500	Willis Group Holdings, Ltd.[x]	485,160
23,300	Xcel Energy, Inc.	432,215

Total Common Stocks (Cost $77,358,603)		71,742,456

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Put Options Purchased (0.2%)
S&P 500 Index, Expiration January 2009, Exercise price $815	265	168,275

Total Put Options Purchased (Cost $459,337)		168,275

Shares or Principal Amount		Value

Short-Term Investments (1.1%)
$768,426	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09#	768,426

Total Short-Term Investments (Cost $768,426)		768,426
Other Securities (28.0%)
20,401,903	Invesco Aim Liquid Assets Portfolio, 1.55%	20,401,903

Total Other Securities (Cost $20,401,903)		20,401,903
Total Investments 127.9% (Cost $98,988,269)		93,081,060

Liabilities Less Other Assets (27.9)%		(20,282,821)

Net Assets 100.0%		$72,798,239

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

x	All or a portion of security is pledged as collateral for call options written.

*	All options have 100 shares per contract.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

ADR	American Depositary Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust
Schedule of Investments

SCHEDULE OF WRITTEN CALL OPTIONS
DECEMBER 31, 2008 (UNAUDITED)

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

S&P 500 Index, Expiration January 2009, Exercise price $895.00	770	1,978,900

Total Options Written (Premiums received $2,014,821)		$1,978,900

The accompanying notes are an integral part of this Schedule of Investments.

*	All written options have 100 shares per contract.
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (94.0%)
20,000	Abbott Laboratories[x]	$1,067,400
17,500	Aflac, Inc.	802,200
15,000	Amedisys, Inc.(a)(b)	620,100
50,000	Annaly Capital Management, Inc. — REIT(b)	793,500
24,000	AT&T, Inc.	684,000
5,000	AutoZone, Inc.(a)x	697,350
100,000	Bank of America Corp.[x]	1,408,000
95,000	Benchmark Electronics, Inc.(a)	1,213,150
10,000	Biogen Idec, Inc.(a)	476,300
37,000	Bristol-Myers Squibb Co.	860,250
25,000	Burger King Holdings, Inc.[x]	597,000
12,000	Burlington Northern Santa Fe Corp.[x]	908,520
20,000	Carpenter Technology Corp.	410,800
50,000	Cash America International, Inc.(b)x	1,367,500
15,000	Cerner Corp.(a)(b)	576,750
22,500	China Mobile, Ltd. — ADR[x]	1,144,125
45,000	Computer Sciences Corp.(a)x	1,581,300
10,000	Credicorp, Ltd.	499,600
30,000	CVS Caremark Corp.[x]	862,200
10,000	Diamond Offshore Drilling, Inc.(b)	589,400
50,000	DryShips, Inc.(b)	533,000
20,000	DTE Energy Co.	713,400
20,000	Eli Lilly and Co.	805,400
7,500	Entergy Corp.(b)	623,475
40,000	Exxon Mobil Corp.[x]	3,193,200
34,000	Fiserv, Inc.(a)(b)x	1,236,580
18,000	Harris Corp.	684,900
18,000	Henry Schein, Inc.(a)(b)	660,420
28,500	Hewlett-Packard Co.(b)	1,034,265
25,000	Hubbell, Inc. — Class B	817,000
100,000	Huntington Bancshares, Inc.(b)	766,000
13,800	International Business Machines Corp.[x]	1,161,408
40,000	Jos. A. Bank Clothiers, Inc.(a)(b)x	1,046,000
70,000	JPMorgan Chase & Co.(b)x	2,207,100
15,000	Lender Processing Services, Inc.	441,750
30,000	Loews Corp.	847,500
9,000	Lorillard, Inc.	507,150
15,000	McKesson Corp.	580,950
31,700	MedcoHealth Solutions, Inc.(a)(b)x	1,328,547
10,000	Medtronic, Inc.	314,200
35,000	Merck & Co., Inc.	1,064,000
60,000	Microsoft Corp.[x]	1,166,400
7,500	Molson Coors Brewing Co. — Class B	366,900
15,000	Moog, Inc. — Class A(a)(b)	548,550
27,500	NCI Building Systems, Inc.(a)(b)	448,250
10,000	Nike, Inc. — Class B(b)	510,000
75,000	Pacer International, Inc.(b)x	782,250
10,000	Parker Hannifin Corp.	425,400
31,500	Pepco Holdings, Inc.	559,440
45,000	PepsiAmericas, Inc.	916,200
31,900	PetSmart, Inc.	588,555
25,000	Pitney Bowes, Inc.	637,000
10,000	Potash Corp. of Saskatchewan, Inc.	732,200
20,000	Public Service Enterprise Group, Inc.	583,400
10,000	Reinsurance Group Of America, Inc. – Class A	428,200
15,000	Reliance Steel & Aluminum Co.	299,100
45,000	Rent-A-Center, Inc.(a)(b)	794,250
16,500	Reynolds American, Inc.	665,115
30,000	SkyWest, Inc.	558,000
35,000	Sonoco Products Co.	810,600
35,000	Sysco Corp.[x]	802,900
35,600	Target Corp.[x]	1,229,268
35,000	The Allstate Corp.	1,146,600
15,000	The Coca-Cola Co.	679,050
35,000	The DIRECTV Group, Inc.(a)x	801,850
25,000	The Empire District Electric Co.(b)	440,000
15,000	The Stanley Works(b)	511,500
50,000	The9, Ltd. — ADR(a)	666,000
45,000	TJX Cos., Inc.[x]	925,650
29,500	U.S. Bancorp	737,795
25,000	Union Pacific Corp.[x]	1,195,000
19,900	V.F. Corp.[x]	1,089,923
25,000	Verizon Communications, Inc.[x]	847,500
22,500	Willis Group Holdings, Ltd.	559,800
30,000	Wolverine World Wide, Inc.	631,200
30,000	World Acceptance Corp.(a)x	592,800
50,000	Yanzhou Coal Mining Co., Ltd. — ADR	376,000

Total Common Stocks (Cost $75,654,501)		62,778,336

Shares or
Principal		Interest	Maturity
Amount		Rate	Date	Value

Preferred Stocks (0.6%)
25,000	Morgan Stanley Capital Trust VI	6.60%	02/01/46	387,750

Total Preferred Stocks (Cost $364,358)				387,750

Shares or
Principal		Interest	Maturity
Amount		Rate	Date	Value

Corporate Bonds (4.2%)
$500,000	American Express Credit Co.	5.00%	12/2/10	485,644
500,000	General Electric Capital Corp.(c)	2.10%	6/15/09	490,762
500,000	Goldman Sachs Group, Inc.	7.35%	10/1/09	505,801
500,000	Morgan Stanley(a)	5.03%	1/15/10	465,820
500,000	Morgan Stanley	4.75%	4/1/14	380,945
500,000	Wachovia Bank NA	7.80%	8/18/10	496,254

Total Corporate Bonds (Cost $2,788,096)				2,825,226
Other Securities (18.7%)
12,461,849	Invesco Aim Liquid Assets Portfolio, 1.55%			12,461,849

Total Other Securities (Cost $12,461,849)				12,461,849
Total Investments 117.5% (Cost $91,268,804)				78,453,161

Liabilities Less Other Assets (17.5)%				(11,686,117)

Net Assets 100.0%				$66,767,044

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

x	All or a portion of security is pledged as collateral for securities sold short.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2008 (Unaudited)

Shares	Short Security	Value

15,000	Consumer Discretionary Select Sector SPDR Fund	$323,550
2,500	iShares Barclays 20+ Year Treasury Bond Fund	298,375
7,500	iShares Barclays 7-10 Year Treasury Bond Fund	738,975
17,500	iShares Russell 3000 Index Fund	911,575
14,000	iShares S&P Midcap 400	748,440
21,000	iShares S&P Smallcap 600 Index Fund	924,000
17,000	SPDR Trust — Series 1	1,535,610
30,000	St. Joe Corp.(a)	729,600
20,000	Valeant Pharmaceuticals International(a)	458,000
20,000	Vital Images, Inc.(a)	278,200

Total Securities Sold Short (Proceeds $8,061,829)		$6,946,325

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.
Schedule of Investments

Notes to Schedules of Investments
December 31, 2008 (unaudited)
1. Organization
The ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Income Opportunity Fund (“Income Opportunity Fund”), and ICON Long/Short Fund (“Long/Short Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers four classes of shares, Class I, Class C, Class Z and Class A with the exception of Bond Fund, which offers three classes of shares, Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.
Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Income Opportunity Fund is modest capital appreciation and to maximize realized gains. The investment objective of the Long/Short Fund is capital appreciation.
The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium- and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Income Opportunity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund engages in short selling; there are risks associated with
Notes to Schedules of Investments

selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers.
In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results may differ from these estimates.
Investment Valuation
The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”)
Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)
(continued)
(normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are generally valued at 4:15 p.m. Eastern time each day the NYSE is open.
The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.
Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.
The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.
Notes to Schedules of Investments

Effective October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.
Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — observable inputs other than level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk).
Level 3 — unobservable inputs.
Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2008.

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs
	Investments	Liabilities in	Investments	Liabilities in	Investments	Liabilities in
Fund Name	in Securities	Securities Sold Short*	in Securities	Securities Sold Short*	in Securities	Securities Sold Short*
ICON Bond Fund	976,140	—	91,342,168	—	—	—
ICON Core Equity Fund	122,495,608	—	2,017,681	—	—	—
ICON Equity Income Fund	61,922,724	—	10,224,048	—	—	—
ICON Income Opportunity Fund	92,312,634	(1,978,900)	768,426	—	—	—
ICON Long/Short Fund	75,627,935	(6,946,325)	2,825,226	—	—	—

Total	$353,335,041	$(8,925,225)	$107,177,549	$—	$—	$—

*	Liabilities in securities sold short may include written options.
Notes to Schedules of Investments

New Accounting Pronouncements
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management intends to adopt SFAS 161 during the fiscal year ending September 30, 2009.
Repurchase Agreements
Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to purchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended December 31, 2008.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of
Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)
(continued)
securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.
Forward Foreign Currency Contracts
The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.
These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the period ended December 31, 2008.
Futures Contracts
The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.
Notes to Schedules of Investments

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended December 31, 2008.
Options Transactions
The Income Opportunity Fund writes (sells) call options as part of its normal investment activities. Each Fund may write (sell) put and call options on individual securities and on securities indexes.
When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option.
Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
Written and purchased options are non-income producing securities.
Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)
(continued)
The Income Opportunity Fund’s written options are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. Such collateral for the Fund is restricted from use. The securities pledged as collateral are included on the Schedule of Investments.
As of December 31, 2008, the Equity Income Fund and the Income Opportunity Fund engaged in option transactions which are included on each of the Fund’s Schedule of Investments.
Short Sales
The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use is included on the Schedule of Investments. Dividends received on short sales are treated as an expense. Liabilities for securities sold short are reported at market value. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short may exceed the liabilities recorded. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of December 31, 2008, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.
Securities Lending
Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security and the risk of loss in the collateral pool. The Funds do not have the right to vote on securities while
Notes to Schedules of Investments

they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.
All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Invesco Aim Liquid Assets Portfolio, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.
The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments.
As of December 31, 2008, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Bond Fund	$940,500	$976,140
ICON Core Equity Fund	26,530,771	26,598,820
ICON Income Opportunity Fund	19,346,364	20,401,903
ICON Long/Short Fund	12,315,637	12,461,849
The value of the collateral above could include collateral held for securities that were sold on or before December 31, 2008.
Income Taxes
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Income Opportunity Fund intend to distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.
Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)
(continued)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years. At December 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.
The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Investment Income
Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.
Investment Transactions
Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.
Allocation of Income and Expenses
Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds based upon relative net assets. In calculating the net asset value of the shares in the various classes of the Funds, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.
Notes to Schedules of Investments

ICON ASIA — PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (96.1%)
190,895	Acer, Inc.	$250,072
100,700	Amcor, Ltd.	409,108
107,000	Asahi Kasei Corp.	472,408
43,000	ASICS Corp.	348,507
22,000	Axis Bank, Ltd.	228,218
389,800	Bangkok Bank Public Co., Ltd.	784,532
44,400	Bank of Baroda	256,392
2,697,000	Bank of China, Ltd. — Class H(b)	743,111
44,800	Bank of India	265,554
92,000	Beijing Enterprises Holdings, Ltd.	376,717
232,000	Cafe De Coral Holdings, Ltd.	470,704
22	Central Japan Railway Co.	190,840
16,550	Cheil Industries, Inc.(a)	537,858
453,000	China Agri-Industries Holdings, Ltd.(a)	226,773
837,000	China Construction Bank Corp. — Class H(b)	465,695
703,000	China Dongxiang Group Co.	171,785
132,000	China Merchants Holdings International Co., Ltd.	257,794
171,000	China Mobile, Ltd.	1,735,031
588,000	China Oilfield Services, Ltd.	480,071
146,000	China Overseas Land & Investment, Ltd.	205,009
1,206,000	China Petroleum & Chemical Corp.	741,303
472,000	China Railway Group, Ltd.(a)	329,882
225,000	China Resources Land, Ltd.	278,512
204,000	China Shipping Development Co., Ltd.	205,579
208,000	Chunghwa Telecom Co., Ltd.	335,517
221,000	CNOOC, Ltd.	210,215
19,000	DBS Group Holdings, Ltd.	111,952
4,755	DC Chemical Co., Ltd.(a)(b)	853,168
165,000	Denki Kagaku Kogyo Kabushiki Kaisha	406,408
23,700	Don Quijote Co., Ltd.	472,609
22,500	Dongkuk Steel Mill Co., Ltd.(a)	496,431
47	East Japan Railway Co.	357,310
5,400	Electric Power Development Co., Ltd. — Class C	212,301
44,000	Esprit Holdings, Ltd.	250,736
1,188,000	Fosun International	392,764
107,000	Fraser and Neave, Ltd.	221,301
2,198,000	Guangdong Investment, Ltd.	888,963
9,999	Hanjin Heavy Industries & Construction Co., Ltd.(a)	234,717
62,100	Hankook Tire Co., Ltd.(a)	767,000
53,000	Henderson Land Development Co., Ltd.	198,234
72,000	Hengan International Group Co., Ltd.	232,339
44,800	Hitachi Transport System, Ltd.	674,246
200,000	Hong Leong Financial Group Bhd.	230,439
358,000	Hopson Development Holdings, Ltd.(b)	261,581
9,700	Hyundai Engineering & Construction Co., Ltd.(a)	450,463
1,400	Hyundai Heavy Industries Co., Ltd.(a)	228,917
1,147,000	Industrial & Commercial Bank of China, Ltd. — Class H(b)	608,977
497	Jupiter Telecommunications Co., Ltd.	517,412
70	KDDI Corp.	499,931
33,000	Kintetsu World Express, Inc.	649,833
5,200	Kobayashi Pharmaceutical Co., Ltd.	222,350
7,600	Komeri Co., Ltd.	185,592
27,000	Korean Reinsurance Co.	235,066
21,000	LG Fashion Corp.(a)(b)	363,644
339,000	Li Ning Co., Ltd.(b)	534,173
434,000	Lianhua Supermarket Holdings, Ltd.	540,723
33,860	LIG Insurance Co., Ltd.	325,696
12,200	Macquarie Group, Ltd.(b)	247,532
35,200	Matsumotokiyoshi Holdings Co., Ltd.(b)	730,756
2,060	Megastudy Co., Ltd.(a)	305,012
19,000	Mitsubishi Tanabe Pharma Corp.	286,845
141,000	Mitsubishi UFJ Financial Group, Inc.	886,402
195,000	MobileOne, Ltd.	201,392
26,500	National Australia Bank, Ltd.	389,482
95	Nippon Telegraph & Telephone Corp.	490,566
55,000	Nissan Chemical Industries, Ltd.	533,242
7,200	Nitori Co., Ltd.	560,434
26,000	Nomura Real Estate Holdings, Inc.(b)	518,829
65	NTT Data Corp.	261,947
249	NTT DoCoMo, Inc.	490,219
474,000	Petrochina Co., Ltd.	421,234
13,330	Point, Inc.	734,914
95,000	Primary Health Care, Ltd.(b)	326,011
1,956,000	PT Perusahaan Gas Negara	343,532
68,500	PTT Exploration & Production Public Co., Ltd.	214,474
1,449,000	Raffles Education Corp., Ltd.	574,084
7,700	Reliance Industries, Ltd.	196,124
8,500	Rio Tinto, Ltd.	227,716
21,000	Samsung Heavy Industries Co., Ltd.(a)(b)	389,993
4,600	SANKYO Co., Ltd.	232,114
225,000	Shanghai Industrial Holdings, Ltd.	518,603
198,000	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	178,160
14,600	Shin-Etsu Chemical Co., Ltd.	673,962
29,000	Shionogi & Co., Ltd.	749,092
2,898,000	Sichuan Expressway Co., Ltd.(a)	553,655
92,000	Simplo Technology Co., Ltd.	224,526
17,900	SINA Corp.(a)(b)*	414,385
1,034,000	Singapore Post, Ltd.	572,297
140,000	Singapore Technologies Engineering, Ltd.	231,913
151,000	Singapore Telecommunications, Ltd.	269,174
1,266,000	Sinofert Holdings, Ltd.(b)	617,526
4,000	SK Energy Co., Ltd.(a)	246,028
1,176,000	Soho China	509,076
20,000	Square Enix Co., Ltd.(b)	645,493
99	Sumitomo Mitsui Financial Group, Inc.	410,725
91,800	Suncorp-Metway, Ltd.	540,943
92,000	Suruga Bank, Ltd.	914,186
276,361	Taiwan Mobile Co., Ltd.	411,811
27,000	Taiyo Nippon Sanso Corp.	208,457
5,700	Takeda Pharmaceutical Co., Ltd.	297,163
109,000	Tanjong PLC	420,505
638,000	Teco Electric & Machinery Co., Ltd.	198,030
1,209,000	Thai Union Frozen Products Public Co., Ltd.	676,424
39,000	The Bank of Yokohama, Ltd.	230,103
100,000	The Sumitomo Trust & Banking Co., Ltd.	591,255
184,000	The Wharf Holdings, Ltd.	509,354
20,000	United Overseas Bank, Ltd.	180,797
102,000	United Phosphorus, Ltd.	228,437
1,462,000	Want Want China Holdings, Ltd.	608,055
66,000	Wing Hang Bank, Ltd.	383,940
232,000	Zhejiang Expressway Co., Ltd. — Class H	137,410
607,000	Zhuzhou CSR Times Electric Co., Ltd. — Class H	492,349
72,000	ZTE Corp.	190,221

Total Common Stocks (Cost $52,204,651)		47,199,372
Schedule of Investments

Shares or Principal Amount		Value

Rights (0.0%)
5,840	China Overseas Land & Investment, Ltd.	0
9,500	DBS Group Holdings, Ltd.	0

Total Rights (Cost $35,657)		0

Short-Term Investments (0.0%)
904	Brown Brothers Harriman Time Deposit — Australian Dollar, 2.97%, 01/02/09 *#	$630

Total Short-Term Investments (Cost $619)		630

Other Securities (12.3%)
6,040,425	Invesco Aim Liquid Assets Portfolio, 1.55%*	6,040,425

Total Other Securities (Cost $6,040,425)		6,040,425

Total Investments 108.4% (Cost $58,281,352)		53,240,427

Liabilities Less Other Assets (8.4)%		(4,139,940)

Net Assets 100.0%		$49,100,487

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

*	All securities were fair valued as of December 31, 2008 unless noted with a *. Total value of securities fair valued was $46,784,987. See Note 2, to Schedules of Investments.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.
Schedule of Investments

ICON Asia-Pacific Region Fund
As of December 31, 2008, the Fund had the following forward currency contracts outstanding:

					Unrealized
		Delivery	Contract	Market	Appreciation/
	Currency	Date	Value	Value	(Depreciation)

Contracts to Sell:
(10,500,000,000)	Korean Won	04/02/09	$(8,649,094)	$(8,433,463)	$215,631
(8,700,000)	Malaysian Ringgit	01/30/09	(2,667,893)	(2,513,361)	154,532
(8,600,000)	Singapore Dollar	01/30/09	(6,314,707)	(5,965,387)	349,320
(396,000,000)	Taiwan Dollar	02/02/09	(12,963,205)	(12,105,649)	857,556

			$(30,594,899)	$(29,017,860)	$1,577,039

Contracts to Buy:
10,500,000,000	Korean Won	04/02/09	$8,126,935	$8,433,464	$306,529
3,700,000	Malaysian Ringgit	01/30/09	1,113,117	1,068,901	(44,216)
5,000,000	Malaysian Ringgit	01/30/09	1,468,860	1,444,460	(24,400)
1,200,000	Singapore Dollar	01/30/09	858,615	832,380	(26,235)
4,200,000	Singapore Dollar	01/30/09	2,800,560	2,913,328	112,768
3,200,000	Singapore Dollar	01/30/09	2,214,226	2,219,679	5,453
26,000,000	Taiwan Dollar	02/02/09	838,709	794,815	(43,894)
219,000,000	Taiwan Dollar	02/02/09	6,588,448	6,694,791	106,343
151,000,000	Taiwan Dollar	02/02/09	4,692,356	4,616,750	(75,606)

			$28,701,826	$29,018,568	$316,742

The accompanying notes are an integral part of this Schedule of Investments.

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (102.3%)
15,700	Actelion, Ltd.(a)	$888,548
12,800	Adecco S.A.	438,381
18,100	Adidas AG	688,617
4,600	Air Liquide S.A.	421,218
5,255	Allianz AG	558,328
18,000	Anglo American PLC	419,966
25,300	ArcelorMittal — Class A	609,783
171,800	Aviva PLC	973,266
41,900	AXA	940,366
94,500	Banco Santander Central Hispano S.A.	912,834
18,300	BG Group PLC	253,239
35,000	BIM Birlesik Magazalar A.S.	736,373
3,000	Bonduelle S.C.A.(a)	246,246
7,000	Bouygues S.A.	296,931
167,800	BP PLC	1,295,005
387,300	Cable & Wireless PLC	875,677
15,300	Carrefour S.A.	591,346
9,600	Compagnie de Saint-Gobain	453,551
14,000	Credit Suisse Group	392,510
9,370	CRH PLC	237,396
74,300	Daily Mail & General Trust PLC — Class A(b)	293,150
24,500	Deutsche Lufthansa AG	407,689
46,400	Deutsche Post AG	777,787
64,100	Deutsche Telekom AG(b)	967,236
18,600	Diageo PLC	261,282
32,450	E.ON AG	1,255,262
29,906	Ebro Puleva S.A.	415,107
37,500	Eni S.p.A.	902,286
67,000	Enka Insaat ve Sanayi A.S.	228,569
47,400	Experian PLC	298,782
1,960	Galenica AG(b)	639,984
3,000	Geberit AG	324,588
66,300	Gerry Weber International AG	1,925,851
23,900	Getinge AB — Class B(b)	290,174
17,900	GFK AG	547,523
18,000	Henkel AG & KGaA	573,089
77,750	Iberdrola S.A.	724,681
15,800	Kerry Group PLC	288,013
16,700	Kloeckner & Co. SE	299,014
73,540	Koninklijke Ahold N.V.	906,125
46,900	Kontron AG	478,770
7,800	Lafarge S.A.	477,006
5,700	Linde AG	484,733
9,400	LVMH Moet Hennessy Louis Vuitton S.A.	629,904
3,600	Mayr-Melnhof Karton AG	256,891
149,300	Meggitt PLC	346,566
9,300	Merck KGaA	832,017
1,150	Muenchener Rueckversicherungs-Gesellschaft AG	176,183
78,650	Nestle S.A.	3,115,711
34,860	Novartis AG	1,746,578
12,700	Pernod Ricard S.A.(b)	943,351
52,600	Praktiker Bau- und Heimwerkermaerkte Holding AG	579,111
32,000	Prosegur Compania de Seguridad S.A.	1,064,905
112,200	Prudential PLC	680,914
23,900	Public Power Corp. S.A.	384,060
54,200	QIAGEN N.V.(a)	952,305
110,410	Rexam PLC	564,973
12,500	Rio Tinto PLC	277,764
10,560	Roche Holding AG	1,635,560
59,800	Royal Dutch Shell PLC — Class B	1,515,467
7,160	RWE AG	632,165
35,500	SAP AG	1,278,095
28,300	Scania AB — Class B	288,124
32,900	Securitas AB	277,138
25,250	Siemens AG	1,904,662
35,500	Skanska AB — Class B	364,318
31,160	Sociedad General de Aguas de Barcelona S.A.	648,042
5,200	Societe Generale	263,782
16,700	Software AG	956,233
26,800	StatoilHydro ASA	448,506
8,900	Strabag SE	207,933
14,600	Swiss Re	715,200
1,700	Syngenta AG	330,391
369,600	Telecom Italia S.P.A.	607,988
48,000	Telefonaktiebolaget LM Ericsson — Class B	374,413
80,400	Telefonica S.A.	1,814,560
33,600	Telekom Austria AG	488,830
31,900	Telekomunikacja Polska S.A.	207,349
95,700	TeliaSonera AB	482,219
12,500	ThyssenKrupp AG	352,708
35,600	Total S.A.	1,957,039
101,000	Turkiye Is Bankasi — Class C	275,125
170,000	Turkiye Vakiflar Bankasi T.A.O. — Class D	131,198
36,800	UBS AG(a)	535,643
19,200	Vivendi Universal	625,735
438,800	Vodafone Group PLC	898,291
23,600	Wolters Kluwer N.V.	447,419
15,000	Yara International ASA	330,159
33,800	YIT Oyj	220,645
4,750	Zurich Financial Services AG	1,038,224

Total Common Stocks (Cost $70,197,983)		60,800,676

Short-Term Investments (0.3%)
11	Brown Brothers Harriman Time Deposit — British Pound, 0.65%, 01/02/09#*	16
115,111	Brown Brothers Harriman Time Deposit — Euro, 1.14%, 01/02/09 #*	159,991
719	Brown Brothers Harriman Time Deposit — Norwegian Kroner, 2.06%, 01/02/09#*	103

Total Short-Term Investments (Cost $160,108)		160,110

Other Securities (5.3%)
3,120,196	Invesco Aim Liquid Assets Portfolio, 1.55%*	3,120,196

Total Other Securities (Cost $3,120,196)		3,120,196

Total Investments 107.9% (Cost $73,478,287)		64,080,982

Liabilities Less Other Assets (7.9)%		(4,657,926)

Net Assets 100.0%		$59,423,056

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

*	All securities were fair valued as of December 31, 2008 unless noted with a *. Total value of securities fair valued was $60,800,676. See Note 2, to Schedules of Investments.
Schedule of Investments

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (94.3%)
10,900	Actelion, Ltd.(a)	$616,890
16,700	Adidas AG	635,354
6,200	Air Liquide S.A.	567,729
5,020	Allianz AG	533,360
123,300	Amcor, Ltd.	500,924
31,100	Anglo American PLC	725,608
39,300	ArcelorMittal — Class A	947,213
110,000	ASICS Corp.	891,529
195,800	Aviva PLC	1,109,228
46,300	AXA	1,039,115
44,000	Axis Bank, Ltd.	456,436
86,200	Banco Santander Central Hispano S.A.	832,659
81,500	Bank of Baroda	470,629
5,142,000	Bank of China, Ltd. — Class H(b)	1,416,788
116,700	Bank of India	691,744
180,000	Beijing Enterprises Holdings, Ltd.	737,055
41,800	Bidvest Group, Ltd.	476,350
51,200	BIM Birlesik Magazalar A.S.	1,077,209
219,600	Bombardier, Inc. — Class B*	791,784
139,700	BP PLC	1,078,142
555,400	Cable & Wireless PLC	1,255,748
316,000	Cafe De Coral Holdings, Ltd.(b)	641,131
15,000	Carrefour S.A.	579,751
2,888,000	China Construction Bank Corp. - Class H(b)	1,606,844
273,000	China Mobile, Ltd.	2,769,961
920,000	China Petroleum & Chemical Corp.	565,505
792,000	China Railway Group, Ltd.(a)(b)	553,531
661,000	China Resources Land, Ltd.	818,205
409,000	Corporacion GEO S.A.B. de C.V. — Class B(a)*	460,848
17,000	Credit Suisse Group	476,619
107,600	Daily Mail & General Trust PLC — Class A(b)	424,535
6,780	DC Chemical Co., Ltd.(a)(b)	1,216,504
134,000	Desarrolladora Homex S.A. de C.V.(a)*	504,258
49,800	Deutsche Post AG	834,780
70,900	Deutsche Telekom AG(b)	1,069,844
37,200	Dongkuk Steel Mill Co., Ltd.(a)	820,766
44,871	E.ON AG	1,735,743
54	East Japan Railway Co.	410,526
55,040	Ebro Puleva S.A.	763,977
35,300	Eni S.p.A.	849,352
2,033,000	Fosun International	672,129
238,000	Fraser and Neave, Ltd.	492,240
2,940	Galenica AG(b)	959,976
60,900	Gerry Weber International AG	1,768,994
81,400	Group Five	314,140
4,326,000	Guangdong Investment, Ltd.	1,749,615
200,000	Henderson Land Development Co., Ltd.	748,054
70,300	Hitachi Transport System, Ltd.	1,058,025
704,000	Hopson Development Holdings, Ltd.	514,393
14,100	Hyundai Development Co.(a)	373,357
117,200	Iberdrola S.A.	1,092,380
288,000	JD Group, Ltd.	1,147,886
29,000	JGC Corp.	434,108
755	Jupiter Telecommunications Co., Ltd.	786,008
192	KDDI Corp.	1,371,240
71,000	Kintetsu World Express, Inc.	1,398,126
21,000	Komeri Co., Ltd.	512,819
11,530	Lafarge S.A.	705,113
28,000	LG Fashion Corp.(a)(b)	484,858
876,000	Lianhua Supermarket Holdings, Ltd.	1,091,412
6,500	Linde AG	552,766
12,950	LVMH Moet Hennessy Louis Vuitton S.A.	867,793
23,100	Macquarie Group, Ltd.(b)	468,688
87,100	Manulife Financial Corp. *	1,467,898
54,800	Matsumotokiyoshi Holdings Co., Ltd.(b)	1,137,654
16,300	Merck KGaA(b)	1,458,266
79,800	Mitsubishi UFJ Financial Group, Inc.	501,666
96,500	Naspers Limited	1,747,016
126,400	Nestle S.A.	5,007,322
193	Nippon Telegraph & Telephone Corp.	996,624
35,640	Novartis AG	1,785,658
16,700	Petro-Canada*	361,549
54,200	Petroleo Brasiliero S.A.*	531,072
17,400	Point, Inc.	959,303
19,300	Potash Corp. of Saskatchewan, Inc. *	1,400,196
43,000	Prosegur Compania de Seguridad S.A.	1,430,967
123,300	Prudential PLC	748,278
4,660,000	PT Perusahaan Gas Negara	818,435
83,200	QIAGEN N.V.(a)	1,461,842
1,960,000	Raffles Education Corp., Ltd.	776,539
19,800	Rio Tinto PLC	439,979
10,810	Roche Holding AG	1,674,281
19,000	Rogers Communications, Inc. — Class B*	563,288
41,300	Rona, Inc. *	401,556
48,300	Royal Dutch Shell PLC — Class B	1,224,031
10,050	RWE AG	887,327
52,800	SAP AG	1,900,941
494,000	Shanghai Industrial Holdings, Ltd.	1,138,622
42,000	Shionogi & Co., Ltd.	1,084,892
54,000	Shoppers Drug Mart Corp. *	2,102,334
5,392,000	Sichuan Expressway Co., Ltd.(a)	1,030,127
34,000	Siemens AG	2,564,693
720,000	Sinofert Holdings, Ltd.	351,200
59,200	Skanska AB — Class B	607,538
37,300	Sociedad General de Aguas de Barcelona S.A.	775,737
15,400	Software AG	881,795
2,372,000	Soho China	1,026,809
36,000	StatoilHydro ASA	602,471
136	Sumitomo Mitsui Financial Group, Inc.	564,228
29,200	Sun Life Financial, Inc. (b)*	672,863
41,000	Suruga Bank, Ltd.	407,409
100,100	Telefonica S.A.	2,259,172
104,300	TeliaSonera AB	525,553
65,600	Teva Pharmaceutical Industries, Ltd. — ADR(b)*	2,792,592
294,000	The Wharf Holdings, Ltd.	813,859
31,155	Total S.A.	1,712,684
296,000	Turkiye Is Bankasi — Class C	806,306
42,200	UBS AG(a)	614,243
549,100	Vodafone Group PLC	1,124,091
3,125,000	Want Want China Holdings, Ltd.	1,299,707
552,000	Zhejiang Expressway Co., Ltd. — Class H	326,941
6,510	Zurich Financial Services AG	1,422,913

Total Common Stocks (Cost $126,199,526)		110,708,761

Preferred Stock (0.9%)
105,500	Companhia Vale do Rio Doce — Class A*	1,081,250

Total Preferred Stocks (Cost $1,153,308)		1,081,250

Short-Term Investments (2.4%)
493	Brown Brothers Harriman Time Deposit — Australian Dollar, 2.97%, 01/02/09 *#	344
3,192	Brown Brothers Harriman Time Deposit — Euro, 1.14%, 01/02/09*#	4,437
Schedule of Investments

Shares or Principal Amount		Value

Short-Term Investments — Continued
$2,779,069	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.06%, 01/02/09 *#	$2,779,069

Total Short-Term Investments (Cost $2,783,866)		2,783,850
Other Securities (10.6%)
12,406,757	Invesco Aim Liquid Assets Portfolio, 1.55%*	12,406,757

Total Other Securities (Cost $12,406,757)		12,406,757
Total Investments 108.2% (Cost $142,543,457)		126,980,618

Liabilities Less Other Assets (8.2)%		(9,513,250)

Net Assets 100.0%		$117,467,368

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2008.

*	All securities were fair valued as of December 31, 2008 unless noted with a *. Total value of securities fair valued was $98,658,523. See Note 2, to Schedules of Investments.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON International Equity Fund
As of December 31, 2008, the Fund had the following forward currency contracts outstanding:

					Unrealized
		Delivery	Contract	Market	Appreciation/
	Currency	Date	Value	Value	(Depreciation)

Contracts to Sell:
(5,000,000,000)	Korean Won	04/02/09	$(4,118,616)	$(4,015,935)	$102,681
(8,300,000)	Malaysian Ringgit	01/30/09	(2,545,232)	(2,397,805)	147,427
(9,900,000)	Singapore Dollar	01/30/09	(7,269,256)	(6,867,131)	402,125
(229,000,000)	Taiwan Dollar	02/02/09	(7,496,399)	(7,000,489)	495,910

			$(21,429,503)	$(20,281,360)	$1,148,143

Contracts to Buy:
5,000,000,000	Korean Won	04/02/09	$3,869,969	$4,015,935	$145,966
1,500,000	Malaysian Ringgit	01/30/09	451,263	433,338	(17,925)
6,800,000	Malaysian Ringgit	01/30/09	1,997,650	1,964,466	(33,184)
1,100,000	Singapore Dollar	01/30/09	787,064	763,015	(24,049)
5,500,000	Singapore Dollar	01/30/09	3,667,400	3,815,073	147,673
3,300,000	Singapore Dollar	01/30/09	2,283,421	2,289,044	5,623
9,000,000	Taiwan Dollar	02/02/09	290,323	275,128	(15,195)
220,000,000	Taiwan Dollar	02/02/09	6,618,532	6,725,361	106,829

			$19,965,622	$20,281,360	$315,738

The accompanying notes are an integral part of this Schedule of Investments.

Notes to Schedules of Investments
December 31, 2008 (unaudited)
1. Organization
The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Asia-Pacific Region Fund and the Europe Fund offer five classes of shares, Class S, Class I, Class C, Class Z and Class A. The International Equity Fund offers six classes of shares, Class S, Class I, Class C, Class Z, Class A, and Class Q. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and transfer agent costs and that each Class has exclusive voting rights with respect to its distribution plan. There are 14 other active funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.
Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and the Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is long-term capital appreciation.
The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity, and small market share.
Notes to Schedules of Investments

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results may differ from these estimates.
Investment Valuation
The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that (a) securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day; and (b) foreign securities in the Funds traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board of Trustees (“Board”) to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions.
The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board.
Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)
(continued)
Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.
The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.
Effective October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.
Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — observable inputs other than level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk).
Level 3 — unobservable inputs.
Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2008.
Notes to Schedules of Investments

		LEVEL 2 - Other Significant	LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices	Observable Inputs	Unobservable Inputs
	Investments	Investments	Investments
Fund Name	in Securities	in Securities	in Securities
ICON Asia-Pacific Region Fund	6,454,810	46,785,617	—
ICON Europe Fund	3,120,196	60,960,786	—
ICON International Equity Fund	25,538,245	101,442,373	—

Total	$35,113,251	$209,188,776	$—

New Accounting Pronouncements
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management intends to adopt SFAS 161 during the fiscal year ending September 30, 2009.
Repurchase Agreements
Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended December 31, 2008.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.
Forward Foreign Currency Contracts
The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.
Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)
(continued)
These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At December 31, 2008, the Funds had outstanding forward foreign currency contracts that are listed on the Schedules of Investments.
Futures Contracts
The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended December 31, 2008.
Options Transactions
Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the period ended December 31, 2008.
Notes to Schedules of Investments

Securities Lending
Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security and the risk of loss in the collateral pool. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.
All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Invesco Aim Liquid Assets Portfolio, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.
The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments.
As of December 31, 2008, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Asia-Pacific Region Fund	$5,699,591	$6,040,425
ICON Europe Fund	2,958,352	3,120,196
ICON International Equity Fund	11,834,446	12,406,757
The value of the collateral above could include collateral held for securities that were sold on or before December 31, 2008.
Income Taxes
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years. At December 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.
Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)
(continued)
The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Investment Income
Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.
Investment Transactions
Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.
Allocation of Income and Expenses
Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds based upon relative net assets. In calculating the net asset value of the shares in the various classes of the Funds, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.
Notes to Schedules of Investments

ICON Funds Industry Composition
December 31, 2008

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industry	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
Aerospace & Defense					17.2%
Agriculture Products							4.2%
Air Freight & Logistics					5.4%
Airlines		7.0%			11.6%
Alternative Carriers									2.3%
Apparel Accessories & Luxury Goods	5.0%
Apparel Retail	13.9%
Application Software						1.7%
Asset Management & Custody Banks			3.3%
Auto Parts & Equipment	2.2%
Automotive Retail	13.4%
Biotechnology				13.5%
Broadcast & Cable TV							4.2%
Building Products					4.0%
Cable & Satellite							5.6%
Casinos & Gaming							5.6%
Coal & Consumable Fuels		4.5%
Commodity Chemicals								1.1%
Communications Equipment						9.3%
Computer & Electronics Retail	1.4%
Computer Hardware						13.5%
Computer Storage & Peripherals						2.1%
Construction & Engineering					4.8%
Construction & Farm Machinery & Heavy Trucks					4.7%
Construction Materials								4.9%
Consumer Finance			6.3%
Data Processing & Outsourced Services			1.3%			10.7%
Department Stores	6.4%
Diversified Banks			12.4%
Diversified Chemicals								16.7%
Diversified Commercial & Professional Services					0.9%
Diversified Reits			0.9%
Education Services	4.4%
Electric Utilities									25.9%
Electrical Components & Equipment					6.3%
Electronic Equipment Manufacturers						6.3%
Electronic Manufacturing Services									1.9%
Environmental & Facilities Services					1.2%
Fertilizers & Agricultural Chemicals								19.7%
Food Distributors							3.4%
Food Retail							4.3%
Footwear	5.2%
General Merchandise Stores	6.1%
Gold								1.2%
Health Care Distributors				3.1%
Health Care Equipment				7.6%
Health Care Facilities				1.9%
Health Care Services				6.8%
Health Care Supplies				1.6%
Health Care Technology				2.5%
Home Building	12.6%
Home Furnishings	1.8%
Home Improvement Retail	10.1%
Home Furnishing Retail	1.0%
Hotels, Resorts & Cruise Lines							5.9%
Household Appliances	3.8%

ICON Funds Industry Composition
December 31, 2008

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industry	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
Household Products							4.9%
Housewares & Specialties	1.6%
Hypermarkets & Super Centers							6.0%
Industrial Conglomerates		0.6%			10.3%
Industrial Gases								7.6%
Industrial Machinery					6.0%
Integrated Oil & Gas		55.6%
Integrated Telecommunication Services									30.4%
Internet Software Services						8.0%
Investment Banking & Brokerage			4.1%
IT Consulting & Other Services						10.8%
Leisure Facilities							1.3%
Leisure Products							6.8%
Life & Health Insurance			12.2%	1.1%
Life Science Tools & Services				0.9%
Managed Health Care				6.8%
Marine					3.9%			1.0%
Metal & Glass Containers								11.6%
Mortgage Reits			3.5%
Movies & Entertainment							12.0%
Multi-Line Insurance			3.5%
Multi-Utilities									21.9%
Office Reits			1.7%
Office Services & Supplies					5.2%	3.5%
Oil & Gas Drilling		0.9%
Oil & Gas Equipment & Services		5.4%
Oil & Gas Exploration & Production		9.4%
Oil & Gas Refining & Marketing		6.6%
Oil & Gas Storage & Transportation		6.1%
Other Diversified Financial Services			15.1%
Packaged Foods & Meats							5.8%
Paper Packaging								12.8%
Personal Products							1.2%
Pharmaceuticals				50.7%
Property & Casualty Insurance			12.0%
Publishing							2.7%
Railroads					7.6%			1.8%
Regional Banks			5.8%
Reinsurance			2.0%
Restaurants							13.9%
Research & Consulting Services					0.9%
Retail Reits			3.6%
Security & Alarm Services					0.6%
Semiconductor Equipment						1.4%
Semiconductors						11.1%
Soft Drinks							9.0%
Specialized Consumer Services	3.3%
Specialized Finance			5.3%
Specialized Reits			0.8%
Specialty Chemicals								12.2%
Specialty Stores	3.9%
Steel								9.8%
Systems Software						18.4%
Technology Distributors						2.7%
Thrifts & Mortgage Finance			3.9%
Tobacco							1.5%

ICON Funds Industry Composition
December 31, 2008

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industry	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
Trading Companies & Distributors					4.4%
Trucking					3.3%
Water Utilities									1.2%
Wireless Telecommunication Services									9.0%

Total	96.1%	96.1%	97.7%	96.5%	98.3%	99.5%	98.3%	100.4%	92.6%

Percentages are based upon net assets.

ICON Funds Industry Composition
December 31, 2008

	Diversified & International Funds
	ICON	ICON	ICON	ICON	ICON		ICON
	Core	Income	Equity	Long/Short	Asia-Pacific	ICON	International
Industry	Equity Fund	Opportunity Fund***	Income Fund*	Fund**	Region Fund	Europe Fund	Equity Fund
Aerospace & Defense		1.4%		0.8%	0.5%	0.6%	0.7%
Agriculture Products		0.6%			0.5%
Air Freight & Logistics	1.2%		1.0%	1.2%	2.5%	1.3%	1.9%
Airlines	4.8%	1.9%	0.8%	0.8%		0.7%
Alternative Carriers						1.5%	1.1%
Aluminum		0.5%
Apparel Accessories & Luxury Goods	1.5%	1.1%	0.8%	1.6%	2.1%	5.5%	3.1%
Apparel Retail		1.3%	0.6%	3.0%	2.0%		0.8%
Application Software						2.2%	1.6%
Asset Management & Custody Banks	2.5%
Auto Parts & Equipment	1.2%	0.6%
Automotive Retail	3.4%	2.3%		1.0%
Biotechnology		0.6%		0.7%		1.5%	0.5%
Brewers				0.6%
Broadcast & Cable TV	1.4%			1.2%
Building Products	1.1%	1.5%	0.9%	0.7%		1.3%
Cable & Satellite	1.5%	1.2%			1.0%		2.2%
Casinos & Gaming		0.6%
Coal & Consumable Fuels	1.5%	1.1%	0.9%	0.6%
Commercial Printing		1.1%
Commodity Chemicals	0.8%				1.8%
Communications Equipment	1.3%	0.8%	0.5%	1.0%	0.4%	0.6%
Computer & Electronics Retail Computer Hardware	3.1%	1.4%	2.0%	3.2%	0.5%
Computer Storage & Peripherals			0.6%		0.5%
Construction & Engineering	4.2%	4.5%			1.6%	1.3%	2.0%
Construction & Farm Machinery & Heavy Trucks	2.5%		1.0%		1.8%	0.5%
Construction Materials	1.1%	1.2%				1.2%	0.6%
Consumer Finance	1.1%	0.9%	1.0%	2.9%
Data Processing & Outsourced Services	1.4%	1.8%	1.3%	5.0%
Distillers & Vintners						2.0%
Distributors			1.0%
Diversified Banks	1.7%	1.5%	3.2%	1.8%	13.2%	2.6%	6.3%
Diversified Capital Markets		1.0%				1.6%	0.9%
Diversified Chemicals		0.6%	0.8%		2.8%		1.0%
Diversified Metals & Mining					0.5%	1.2%	1.9%
Diversified Reits		1.1%	0.5%
Diversified Support Services		0.4%
Drug Retail		0.9%		1.3%	1.5%		2.8%
Education Services		0.9%			1.8%		0.7%
Electric Utilities	2.1%	3.3%	1.4%	2.4%		3.9%	2.4%
Electrical Components		0.3%
Electrical Components & Equipment		2.7%		1.2%	1.4%
Electronic Equipment Manufacturers		0.4%
Electronic Manufacturing Services				1.8%
Fertilizers & Agricultural Chemicals	2.5%	0.8%		1.1%	1.8%	1.2%	1.5%
Food Distributors		1.4%	0.9%	1.2%
Food Retail		0.7%				2.7%	0.9%
Footwear	3.1%			1.7%	0.7%		0.8%
Gas Utilities		1.0%			0.7%		0.7%
General Merchandise Stores				1.8%	1.0%
Health Care Distributors				1.9%		1.1%	0.8%
Health Care Equipment		0.5%		0.5%		0.5%
Health Care Services		2.8%		2.9%	0.7%

ICON Funds Industry Composition
December 31, 2008

	Diversified & International Funds
	ICON	ICON	ICON	ICON	ICON		ICON
	Core	Income	Equity	Long/Short	Asia-Pacific	ICON	International
Industry	Equity Fund	Opportunity Fund***	Income Fund*	Fund**	Region Fund	Europe Fund	Equity Fund
Health Care Supplies					0.4%
Health Care Technology				0.9%
Health Resorts & Cruise Lines			0.8%
Heavy Electrical Equipment Highway and Railtracks					1.4%		1.2%
Home Building	1.2%	2.4%					0.8%
Home Entertainment Software				1.0%	1.3%
Home Furnishings			0.7%		1.1%
Home Improvement Retail	2.3%	0.7%	0.8%		0.4%	1.0%	1.7%
Home Furnishing Retail			0.5%	1.2%
Household Appliances	2.9%	0.5%	1.2%	0.8%
Household Products						1.0%
Housewares & Specialties		0.5%
Human Resource & Employment Services						0.7%
Hypermarkets & Super Centers		1.4%			1.1%	1.0%	1.4%
Independent Power Producers & Energy Traders					1.3%
Industrial Conglomerates			2.5%		2.3%	3.6%	4.6%
Industrial Gases					0.4%	1.5%	1.0%
Industrial Machinery				0.6%
Insurance Brokers		0.7%	1.2%	0.8%
Integrated Oil & Gas	5.7%	5.3%	4.4%	4.8%	2.4%	10.8%	5.9%
Integrated Telecommunication Services	3.3%	1.2%	2.9%	2.3%	2.2%	7.6%	4.0%
Internet Software Services					0.8%
Investment Banking & Brokerage	1.1%		1.6%	0.6%	0.5%		0.4%
IT Consulting & Other Services	1.0%	1.7%			0.5%
Leisure Products			1.4%		1.6%
Life & Health Insurance	4.3%	2.8%	2.3%	1.2%		1.1%	2.5%
Life Sciences Tools & Services						1.6%	1.2%
Marine	2.1%	0.7%	1.0%	0.8%	0.4%
Marine Ports & Services			0.4%		0.5%
Metal & Glass Containers		0.4%				1.0%
Mortgage Reits	3.0%	2.1%	2.1%	1.2%
Movies & Entertainment						1.1%
Multi-Line Insurance		1.3%		1.3%		5.8%	3.5%
Multi-Utilities		0.6%	3.4%	2.0%		1.1%	0.8%
Office Reits		1.0%	0.6%
Office Services & Supplies	1.9%	0.6%	0.7%	1.0%
Oil & Gas Drilling				0.9%
Oil & Gas Equipment & Services					1.0%
Oil & Gas Exploration & Production	2.8%	1.3%	2.4%		0.8%
Oil & Gas Refining & Marketing	1.8%	1.7%	1.0%		0.9%
Oil & Gas Storage & Transportation		2.1%	1.6%
Other Diversified Financial Services	3.8%	2.9%	2.1%	5.4%
Packaged Foods & Meats	1.5%		1.0%		2.6%	6.8%	6.1%
Paper Packaging		0.7%	2.1%	1.2%	0.8%		0.4%
Paper Products						0.4%
Personal Products					0.5%
Pharmaceuticals	5.3%	4.0%	5.5%	5.7%	2.7%	7.1%	7.4%
Property & Casualty Insurance		2.3%	1.9%	1.7%	1.8%
Publishing						1.3%	0.4%
Railroads				3.2%	1.1%		0.3%
Real Estate Development					1.0%		0.9%
Real Estate Management & Development					4.4%		2.4%
Regional Banks	1.3%	1.0%	1.7%	1.1%	2.4%		0.3%

ICON Funds Industry Composition
December 31, 2008

	Diversified & International Funds
	ICON	ICON	ICON	ICON	ICON		ICON
	Core	Income	Equity	Long/Short	Asia-Pacific	ICON	International
Industry	Equity Fund	Opportunity Fund***	Income Fund*	Fund**	Region Fund	Europe Fund	Equity Fund
Reinsurance		1.6%		0.6%	0.5%	1.5%
Research & Consulting Services		0.6%				1.4%
Restaurants		1.3%	0.2%	0.9%	1.0%		0.5%
Retail Reits		1.0%	1.3%
Security & Alarm Services						2.3%	1.2%
Semiconductors	0.8%	0.6%	2.8%			0.8%
Soft Drinks		0.7%	1.1%	2.4%
Specialized Consumer Services			1.0%
Specialized Reits		1.0%	0.6%
Specialty Chemicals		1.4%			1.4%
Specialty Stores		0.5%	1.6%	0.9%
Steel	2.4%	1.4%	1.3%	1.0%	1.8%	1.6%	2.1%
Systems Software	1.3%	0.7%		1.7%		1.6%	0.8%
Thrifts & Mortgage Finance	1.2%		1.1%
Tire & Rubber					1.6%
Tobacco		0.4%	2.4%	1.8%
Trading Companies & Distributors		0.8%	2.3%			0.5%
Trucking			1.2%		1.4%		0.9%
Water Utilities					1.8%	1.1%	2.2%
Wireless Telecommunication Services	1.9%		0.9%	1.7%	6.7%	2.0%	5.1%

Total	97.9%	98.6%	84.8%	94.6%	96.1%	102.3%	95.2%

Percentages are based upon net assets.

*	Percentages are based upon common and preferred stock positions as a percentage of net assets.

**	Percentages are based upon long positions as a percentage of net assets.

***	Percentages are based upon common stock positions as a percentage of net assets.

ICON Funds Country Composition
December 31, 2008

	International Funds
	ICON		ICON
	Asia-Pacific	ICON	International
Country	Region Fund	Europe Fund	Equity Fund
Australia	4.4%		0.8%
Austria		1.6%
Bermuda	1.3%		0.3%
Brazil			1.7%
Canada			6.6%
Cayman Islands	1.9%
China	8.6%		4.0%
Finland		0.4%
France		13.2%	4.7%
Germany		26.4%	12.6%
Greece		0.6%
Hong Kong	21.5%		12.5%
India			1.4%
Indonesia	3.1%		0.7%
Ireland		1.4%
Israel			2.4%
Italy		2.5%	0.7%
Japan	31.8%		10.4%
Malaysia	1.3%
Mexico			0.8%
Netherlands		4.9%	2.1%
Norway		1.3%	0.5%
Poland		0.3%
Singapore	4.8%		1.1%
South Africa			3.1%
South Korea	11.1%		2.5%
Spain		9.4%	6.1%
Sweden		3.5%	1.0%
Switzerland		19.9%	10.7%
Taiwan	2.9%
Thailand	3.4%
Turkey		2.3%	1.6%
United Kingdom		14.6%	6.9%

Total	96.1%	102.3%	95.2%

Percentages are based upon net assets.

ICON Funds Sector Composition
December 31, 2008

	Diversified & International Funds
	ICON	ICON	ICON	ICON	ICON		ICON
	Core	Income	Equity Income Fund	Long/Short	Asia-Pacific	ICON	International
Sector	Equity Fund	Opportunity Fund***	Common Stocks*	Fund**	Region Fund	Europe Fund	Equity Fund
Consumer Discretionary	15.6%	10.8%	8.2%	12.0%	10.7%	6.5%	7.9%
Energy	11.8%	11.5%	10.3%	6.3%	5.1%	10.8%	5.9%
Financial	20.0%	22.2%	21.2%	18.6%	23.8%	12.6%	17.2%
Healthcare	5.3%	7.9%	5.5%	12.6%	3.8%	11.8%	9.9%
Industrials	17.8%	16.2%	11.8%	10.3%	14.9%	14.2%	12.8%
Information Technology	8.9%	7.7%	7.2%	13.7%	4.0%	5.2%	2.4%
Leisure and Consumer Staples	4.4%	9.2%	7.8%	9.4%	9.8%	15.9%	14.3%
Materials	6.8%	7.0%	4.2%	3.3%	11.3%	8.1%	8.5%
Telecommunication and Utilities	7.3%	6.1%	8.6%	8.4%	12.7%	17.2%	16.3%

Total	97.9%	98.6%	84.8%	94.6%	96.1%	102.3%	95.2%

Percentages are based upon net assets.

*	Percentages are based upon common and preferred stock positions as a percentage of net assets

**	Percentages are based upon long positions as a percentage of net assets.

***	Percentages are based upon common stock positions as a percentage of net assets.

ICON Bond Fund
Credit Quality Diversification
December 31, 2008

Rating	% of Net Assets

Aaa	12.1%
Aa1	3.8%
Aa2	7.5%
Aa3	9.9%
A1	15.5%
A2	16.2%
A3	6.4%
Baa1	9.1%
Baa2	5.2%
Baa3	2.9%
Ba1	0.9%
Ba2	0.6%
Ba3	2.2%
B2	3.7%
B3	1.0%

Total	97.0%
Percentages are based upon total investments less short-term investments.
Ratings based on Moody’s.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer
(Principal Executive Officer)

Date February 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer
(Principal Executive Officer)

Date February 27, 2009

By (Signature and Title)*	/s/ Erik L. Jonson

Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date February 27, 2009

*	Print the name and title of each signing officer under his or her signature.